Franklin Custodian Funds
Statement of Investments (unaudited), June 30, 2020
Franklin DynaTech Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks 98.6%
Aerospace & Defense 0.4%
a
Axon Enterprise, Inc. ................................... United States 250,000 $ 24,532,500
a
Mercury Systems, Inc. .................................. United States 400,000 31,464,000
55,996,500
Automobiles 0.4%
a
Tesla, Inc. ........................................... United States 60,000 64,788,600
a
Biotechnology 2.0%
a
Applied Molecular Transport, Inc. ......................... United States 622,200 15,642,108
a
Argenx SE .......................................... Netherlands 250,000 56,267,858
a
CRISPR Therapeutics AG ............................... Switzerland 500,000 36,745,000
a
Deciphera Pharmaceuticals, Inc. .......................... United States 500,000 29,860,000
a
Iovance Biotherapeutics , Inc. ............................. United States 1,300,000 35,685,000
a
Legend Biotech Corp., ADR ............................. United States 200,000 8,512,000
a
Neurocrine Biosciences, Inc. ............................. United States 550,000 67,100,000
a,b
Novavax , Inc. ........................................ United States 125,000 10,418,750
a
PTC Therapeutics, Inc. ................................. United States 300,000 15,222,000
a
Repare Therapeutics, Inc. ............................... Canada 407,900 12,653,058
a
uniQure NV .......................................... Netherlands 400,000 18,024,000
306,129,774
Capital Markets 3.1%
Intercontinental Exchange, Inc. ........................... United States 700,000 64,120,000
Moody's Corp. ........................................ United States 350,000 96,155,500
MSCI, Inc. ........................................... United States 550,000 183,601,000
Tradeweb Markets, Inc., A ............................... United States 2,000,000 116,280,000
460,156,500
Diversified Consumer Services 0.3%
a
Chegg , Inc. .......................................... United States 650,000 43,719,000
a
Electric Utilities 0.6%
NextEra Energy, Inc. ................................... United States 350,000 84,059,500
Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp., A .................................... United States 700,000 67,067,000
Keyence Corp. ....................................... Japan 130,000 54,478,001
a
Keysight Technologies, Inc. .............................. United States 1,000,000 100,780,000
222,325,001
Entertainment 2.2%
a
Netflix, Inc. .......................................... United States 150,000 68,256,000
a
Sea Ltd., ADR ........................................ Taiwan 2,200,000 235,928,000
a
Spotify Technology SA .................................. United States 125,000 32,273,750
336,457,750
Equity Real Estate Investment Trusts (REITs) 3.9%
American Tower Corp. .................................. United States 500,000 129,270,000
Crown Castle International Corp. .......................... United States 500,000 83,675,000
Digital Realty Trust, Inc. ................................ United States 530,025 75,321,853
Equinix , Inc. ......................................... United States 200,000 140,460,000
SBA Communications Corp. ............................. United States 500,000 148,960,000
577,686,853
Health Care Equipment & Supplies 7.4%
Abbott Laboratories .................................... United States 1,300,000 118,859,000
Baxter International, Inc. ................................ United States 300,000 25,830,000
Danaher Corp. ....................................... United States 1,100,000 194,513,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
DexCom , Inc. ........................................ United States 160,000 $ 64,864,000
a
Edwards Lifesciences Corp. ............................. United States 1,350,000 93,298,500
a
IDEXX Laboratories, Inc. ................................ United States 500,000 165,080,000
a
Inari Medical, Inc. ..................................... United States 150,000 7,266,000
a
Intuitive Surgical, Inc. .................................. United States 220,000 125,362,600
a
iRhythm Technologies, Inc. .............................. United States 200,000 23,178,000
ResMed , Inc. ........................................ United States 500,000 96,000,000
c,d
Siemens Healthineers AG, 144A, Reg S .................... Germany 600,000 28,838,315
STERIS plc .......................................... United States 500,000 76,720,000
Stryker Corp. ........................................ United States 500,000 90,095,000
1,109,904,415
Health Care Providers & Services 0.4%
a
Guardant Health, Inc. .................................. United States 100,000 8,113,000
UnitedHealth Group, Inc. ................................ United States 200,000 58,990,000
67,103,000
Health Care Technology 2.8%
a
Inspire Medical Systems, Inc. ............................ United States 625,000 54,387,500
a,b
Livongo Health, Inc. ................................... United States 800,000 60,152,000
a
Teladoc Health, Inc. ................................... United States 350,000 66,794,000
a
Veeva Systems, Inc., A ................................. United States 1,000,000 234,420,000
415,753,500
Industrial Conglomerates 0.9%
Roper Technologies, Inc. ................................ United States 350,000 135,891,000
Insurance 0.1%
a,b
Selectquote , Inc. ...................................... United States 322,500 8,168,925
a
Interactive Media & Services 6.6%
a
Adevinta ASA ........................................ France 1,000,000 10,123,905
a
Alphabet, Inc., A ...................................... United States 220,000 311,971,000
a
Alphabet, Inc., C ...................................... United States 62,170 87,884,134
a
Facebook, Inc., A ..................................... United States 1,150,000 261,130,500
a,b
Match Group, Inc. ..................................... United States 650,000 69,582,500
Tencent Holdings Ltd. .................................. China 3,000,000 192,232,499
a,b
ZoomInfo Technologies, Inc., A ........................... United States 1,250,000 63,787,500
996,712,038
Internet & Direct Marketing Retail 11.9%
a
Alibaba Group Holding Ltd., ADR ......................... China 1,000,000 215,700,000
a
Amazon.com, Inc. ..................................... United States 400,000 1,103,528,000
a
Booking Holdings, Inc. ................................. United States 30,000 47,770,200
a
Chewy, Inc., A ........................................ United States 850,000 37,986,500
a,c,d
Delivery Hero SE, 144A, Reg S ........................... Germany 600,000 61,654,894
a
Fiverr International Ltd. ................................. Israel 500,000 36,910,000
a
MercadoLibre , Inc. .................................... Argentina 250,000 246,442,500
a,c,d
Zalando SE, 144A, Reg S ............................... Germany 500,000 35,467,115
1,785,459,209
IT Services 15.3%
a,c,d
Adyen NV, 144A, Reg S ................................ Netherlands 200,000 291,072,933
a
Afterpay Ltd. ......................................... Australia 100,000 4,318,144
a
EPAM Systems, Inc. ................................... United States 160,000 40,321,600
a
Fiserv, Inc. .......................................... United States 500,000 48,810,000
Jack Henry & Associates, Inc. ............................ United States 300,000 55,209,000
a,b
Kingsoft Cloud Holdings Ltd., ADR ........................ China 69,000 2,174,880

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks
(continued)
IT Services (continued)
Mastercard , Inc., A .................................... United States 1,000,000 $ 295,700,000
a
MongoDB, Inc. ....................................... United States 500,000 113,170,000
a
Okta , Inc. ........................................... United States 775,000 155,178,250
a
PayPal Holdings, Inc. .................................. United States 2,000,000 348,460,000
a
Shift4 Payments, Inc., A ................................ United States 300,000 10,650,000
a
Shopify, Inc., A ....................................... Canada 500,000 475,035,910
a
Square, Inc., A ....................................... United States 150,000 15,741,000
a
Twilio , Inc., A ......................................... United States 600,000 131,652,000
Visa, Inc., A .......................................... United States 1,300,000 251,121,000
a
Wix.com Ltd. ......................................... Israel 225,000 57,649,500
2,296,264,217
Life Sciences Tools & Services 3.4%
a
10X Genomics, Inc., A .................................. United States 100,000 8,931,000
a
Evotec SE ........................................... Germany 500,000 13,645,942
a
Illumina, Inc. ......................................... United States 340,000 125,919,000
Lonza Group AG ...................................... Switzerland 170,000 90,048,614
a
Repligen Corp. ....................................... United States 600,000 74,166,000
Thermo Fisher Scientific, Inc. ............................ United States 360,000 130,442,400
a,c,d
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 3,249,916 59,653,826
502,806,782
Machinery 0.2%
Fortive Corp. ......................................... United States 400,000 27,064,000
Media 0.9%
a
Charter Communications, Inc., A .......................... United States 100,000 51,004,000
a
Liberty Broadband Corp., A .............................. United States 750,000 91,642,500
142,646,500
Pharmaceuticals 1.5%
AstraZeneca plc ...................................... United Kingdom 1,300,000 135,291,247
a
Catalent , Inc. ........................................ United States 550,000 40,315,000
Zoetis, Inc. .......................................... United States 350,000 47,964,000
223,570,247
Professional Services 1.8%
a
CoStar Group, Inc. .................................... United States 200,000 142,134,000
TransUnion .......................................... United States 500,000 43,520,000
Verisk Analytics, Inc. ................................... United States 500,000 85,100,000
270,754,000
Road & Rail 0.0%
†
a
Uber Technologies, Inc. ................................. United States 25,000 777,000
a
Semiconductors & Semiconductor Equipment 5.7%
Analog Devices, Inc. ................................... United States 500,000 61,320,000
ASML Holding NV, NYRS ............................... Netherlands 300,000 110,409,000
Entegris , Inc. ......................................... United States 125,000 7,381,250
Intel Corp. ........................................... United States 800,000 47,864,000
KLA Corp. ........................................... United States 300,000 58,344,000
Lam Research Corp. ................................... United States 425,000 137,470,500
Monolithic Power Systems, Inc. ........................... United States 450,000 106,650,000
NVIDIA Corp. ........................................ United States 550,000 208,950,500
Teradyne, Inc. ........................................ United States 250,000 21,127,500
Xilinx, Inc. ........................................... United States 900,000 88,551,000
848,067,750

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Software 23.9%
a
Adobe, Inc. .......................................... United States 500,000 $ 217,655,000
a
Alteryx, Inc., A ........................................ United States 500,000 82,140,000
a
ANSYS, Inc. ......................................... United States 400,000 116,692,000
a
Aspen Technology, Inc. ................................. United States 250,000 25,902,500
a
Atlassian Corp. plc, A .................................. United States 950,000 171,256,500
a
Autodesk, Inc. ........................................ United States 500,000 119,595,000
a
Avalara, Inc. ......................................... United States 600,000 79,854,000
a
Bill.com Holdings, Inc. .................................. United States 350,000 31,573,500
a
Cadence Design Systems, Inc. ........................... United States 900,000 86,364,000
a
Cerence , Inc. ........................................ United States 100,000 4,084,000
Constellation Software, Inc. .............................. Canada 65,000 73,395,344
a
Coupa Software, Inc. ................................... United States 600,000 166,224,000
a
Crowdstrike Holdings, Inc., A ............................. United States 175,000 17,550,750
a
Datadog , Inc., A ...................................... United States 600,000 52,170,000
a
DocuSign, Inc. ....................................... United States 1,000,000 172,210,000
a
Globant SA .......................................... Argentina 100,000 14,985,000
a
Guidewire Software, Inc. ................................ United States 400,000 44,340,000
a
HubSpot , Inc. ........................................ United States 500,000 112,175,000
Intuit, Inc. ........................................... United States 500,000 148,095,000
Microsoft Corp. ....................................... United States 3,000,000 610,530,000
a
Paycom Software, Inc. ................................. United States 140,000 43,362,200
a
Q2 Holdings, Inc. ..................................... United States 800,000 68,632,000
a
RingCentral, Inc., A .................................... United States 400,000 114,004,000
a
salesforce.com, Inc. ................................... United States 1,000,000 187,330,000
a
ServiceNow , Inc. ...................................... United States 1,000,000 405,060,000
a,b
Slack Technologies, Inc., A .............................. United States 2,250,000 69,952,500
a
Synopsys, Inc. ....................................... United States 575,000 112,125,000
a
Tyler Technologies, Inc. ................................. United States 210,000 72,844,800
a
Workday, Inc., A ...................................... United States 600,000 112,416,000
a
Xero Ltd. ............................................ New Zealand 130,000 8,164,786
a
Zendesk , Inc. ........................................ United States 500,000 44,265,000
3,584,947,880
Specialty Retail 0.2%
a
Carvana Co. ......................................... United States 150,000 18,030,000
a
Vroom, Inc. .......................................... United States 100,000 5,214,000
23,244,000
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc. .......................................... United States 400,000 145,920,000
Textiles, Apparel & Luxury Goods 0.2%
NIKE, Inc., B ......................................... United States 300,000 29,415,000
Total Common Stocks (Cost $7,795,026,173) ....................................
14,765,788,941
Short Term Investments 2.3%
a a
Country Shares
a
Value
a
Money Market Funds 1.8%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 265,906,787 265,906,787
Total Money Market Funds (Cost $265,906,787) .................................
265,906,787

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 44 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Money Market Funds 0.4%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 61,254,000 $ 61,254,000
Principal
Amount
*
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Repurchase Agreements 0.1%
g
Joint Repurchase Agreement, BNP Paribas SA, 0.07%, 7/01/20
(Maturity Value $11,531,520)
Collateralized by U.S. Treasury Bonds, 0% - 7.875%, 8/15/20 -
11/15/22; and U.S. Treasury Notes, 0.125% - 2.875%, 12/31/20
- 1/31/24 (valued at $11,762,132) ........................ France 11,531,498 11,531,498
g
Joint Repurchase Agreement, JP Morgan Securities LLC, 0.07%,
7/01/20 (Maturity Value $3,772,119)
Collateralized by U.S. Treasury Note, 0.125%, 5/31/22 (valued at
$3,847,566) ........................................ United States 3,772,112 3,772,112
Total Repurchase Agreements (Cost $15,303,610) ............................................. 15,303,610
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $76,557,610) ...........................................................
76,557,610
Total Short Term Investments (Cost $342,464,397 ) ...............................
342,464,397
a
Total Investments (Cost $8,137,490,570) 100.9% ................................
$15,108,253,338
Other Assets, less Liabilities (0.9)% ...........................................
(125,794,100)
Net Assets 100.0% ...........................................................
$14,982,459,238
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2020.
c
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $476,687,083, representing 3.2% of net assets.
d
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the aggregate value of these securities was $476,687,083, representing 3.2% of net assets.
e
See Note 7 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2020, all repurchase agreements had been entered into on that date.

Franklin Custodian Funds
Statement of Investments (unaudited), June 30, 2020
Franklin Focused Growth Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks 87.9%
Automobiles 0.7%
a
Tesla, Inc. ........................................... United States 162 $ 174,929
a
Capital Markets 1.3%
MSCI, Inc. ........................................... United States 982 327,811
Electric Utilities 2.0%
NextEra Energy, Inc. ................................... United States 2,128 511,082
Entertainment 2.5%
a
Netflix, Inc. .......................................... United States 488 222,060
a
Sea Ltd., ADR ........................................ Taiwan 3,918 420,166
642,226
Equity Real Estate Investment Trusts (REITs) 2.0%
Crown Castle International Corp. .......................... United States 3,101 518,952
Food & Staples Retailing 1.7%
Costco Wholesale Corp. ................................ United States 1,472 446,325
Health Care Equipment & Supplies 7.9%
Abbott Laboratories .................................... United States 4,253 388,852
Danaher Corp. ....................................... United States 3,603 637,119
a
IDEXX Laboratories, Inc. ................................ United States 1,633 539,151
a
Intuitive Surgical, Inc. .................................. United States 818 466,121
2,031,243
Health Care Technology 2.2%
a
Veeva Systems, Inc., A ................................. United States 2,449 574,095
a
Industrial Conglomerates 1.7%
Roper Technologies, Inc. ................................ United States 1,146 444,946
Interactive Media & Services 7.9%
a
Alphabet, Inc., A ...................................... United States 490 694,844
a
Facebook, Inc., A ..................................... United States 3,267 741,838
Tencent Holdings Ltd. .................................. China 9,004 576,954
a
ZoomInfo Technologies, Inc., A ........................... United States 600 30,618
2,044,254
Internet & Direct Marketing Retail 12.3%
a
Alibaba Group Holding Ltd., ADR ......................... China 1,963 423,419
a
Amazon.com, Inc. ..................................... United States 818 2,256,715
a
MercadoLibre , Inc. .................................... Argentina 490 483,027
3,163,161
IT Services 14.2%
a,b,c
Adyen NV, 144A, Reg S ................................ Netherlands 401 583,601
Mastercard , Inc., A .................................... United States 2,128 629,250
a
PayPal Holdings, Inc. .................................. United States 4,088 712,252
a
Shopify, Inc., A ....................................... Canada 1,145 1,087,832
Visa, Inc., A .......................................... United States 3,267 631,087
3,644,022
Life Sciences Tools & Services 1.8%
a
Illumina, Inc. ......................................... United States 656 242,950
a,b,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 12,263 225,093
468,043

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Focused Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 44.
a a
Country Shares
a
Value
a
Common Stocks
(continued)
Media 1.9%
a
Charter Communications, Inc., A .......................... United States 979 $ 499,329
a
Personal Products 1.7%
Estee Lauder Cos., Inc. (The), A .......................... United States 2,284 430,945
Professional Services 1.9%
a
CoStar Group, Inc. .................................... United States 327 232,389
Verisk Analytics, Inc. ................................... United States 1,466 249,513
481,902
Road & Rail 0.8%
a
Uber Technologies, Inc. ................................. United States 6,229 193,597
a
Semiconductors & Semiconductor Equipment 4.2%
Analog Devices, Inc. ................................... United States 1,790 219,525
ASML Holding NV, NYRS ............................... Netherlands 655 241,060
NVIDIA Corp. ........................................ United States 1,633 620,393
1,080,978
Software 17.9%
a
Adobe, Inc. .......................................... United States 1,142 497,124
a
Atlassian Corp. plc, A .................................. United States 1,144 206,229
a
Coupa Software, Inc. ................................... United States 985 272,884
Microsoft Corp. ....................................... United States 10,788 2,195,466
a
salesforce.com, Inc. ................................... United States 2,447 458,397
a
ServiceNow , Inc. ...................................... United States 2,450 992,397
4,622,497
Specialty Retail 0.0%
†
a
Vroom, Inc. .......................................... United States 200 10,428
a
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc., B ......................................... United States 3,428 336,116
Total Common Stocks (Cost $17,712,991) ......................................
22,646,881
Short Term Investments 11.0%
a a
Country Shares
a
Value
a
Money Market Funds 11.0%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 2,837,657 2,837,657
Total Money Market Funds (Cost $2,837,657) ...................................
2,837,657
Total Short Term Investments (Cost $2,837,657 ) .................................
2,837,657
a
Total Investments (Cost $20,550,648) 98.9% ....................................
$25,484,538
Other Assets, less Liabilities 1.1% .............................................
273,403
Net Assets 100.0% ...........................................................
$25,757,941
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $808,694, representing 3.1% of net assets.

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Focused Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

c
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the aggregate value of these securities was $808,694, representing 3.1% of net assets.
d
See Note 7 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Statement of Investments (unaudited), June 30, 2020
Franklin Growth Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks 99.3%
Aerospace & Defense 5.0%
BWX Technologies, Inc. ................................ United States 1,404,022 $ 79,523,806
General Dynamics Corp. ................................ United States 464,689 69,452,418
Lockheed Martin Corp. ................................. United States 494,945 180,615,329
a
Mercury Systems, Inc. .................................. United States 609,400 47,935,404
Northrop Grumman Corp. ............................... United States 1,088,879 334,764,960
Raytheon Technologies Corp. ............................ United States 2,462,983 151,769,013
864,060,930
Auto Components 0.0%
†
Aptiv plc ............................................ United States 14,860 1,157,891
Beverages 2.7%
Brown-Forman Corp., B ................................ United States 1,608,570 102,401,566
Constellation Brands, Inc., A ............................. United States 552,040 96,579,398
a
Monster Beverage Corp. ................................ United States 2,696,800 186,942,176
PepsiCo, Inc. ........................................ United States 643,429 85,099,920
471,023,060
Biotechnology 2.8%
AbbVie, Inc. ......................................... United States 455,350 44,706,263
Amgen, Inc. ......................................... United States 989,889 233,475,220
a
Deciphera Pharmaceuticals, Inc. .......................... United States 577,400 34,482,328
a
Iovance Biotherapeutics , Inc. ............................. United States 409,200 11,232,540
a
Neurocrine Biosciences, Inc. ............................. United States 494,945 60,383,290
a
PTC Therapeutics, Inc. ................................. United States 971,300 49,283,762
a
Regeneron Pharmaceuticals, Inc. ......................... United States 75,300 46,960,845
480,524,248
Building Products 1.0%
Allegion plc .......................................... United States 692,923 70,830,589
Trane Technologies plc ................................. United States 1,088,879 96,888,453
167,719,042
Capital Markets 2.8%
BlackRock, Inc. ....................................... United States 227,796 123,941,526
Charles Schwab Corp. (The) ............................. United States 3,019,527 101,878,841
Intercontinental Exchange, Inc. ........................... United States 1,410,905 129,238,898
S&P Global, Inc. ...................................... United States 9,180 3,024,626
T Rowe Price Group, Inc. ............................... United States 890,901 110,026,274
Tradeweb Markets, Inc., A ............................... United States 343,000 19,942,020
488,052,185
Chemicals 3.2%
Air Products and Chemicals, Inc. .......................... United States 494,945 119,509,420
Celanese Corp. ....................................... United States 1,237,362 106,833,835
Ecolab, Inc. .......................................... United States 617,359 122,823,573
International Flavors & Fragrances, Inc. ..................... United States 400,000 48,984,000
Linde plc ............................................ United Kingdom 719,187 152,546,754
550,697,582
Commercial Services & Supplies 0.3%
Republic Services, Inc. ................................. United States 644,400 52,873,020
Construction Materials 0.5%
Martin Marietta Materials, Inc. ............................ United States 395,957 81,792,837
Consumer Finance 0.3%
American Express Co. ................................. United States 593,934 56,542,517

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Diversified Financial Services 0.3%
a
Berkshire Hathaway, Inc., A .............................. United States 183 $ 48,915,900
a
Electric Utilities 0.7%
NextEra Energy, Inc. ................................... United States 508,055 122,019,569
Electrical Equipment 0.4%
AMETEK, Inc. ........................................ United States 692,923 61,926,528
Electronic Equipment, Instruments & Components 2.2%
Amphenol Corp., A .................................... United States 1,433,535 137,346,988
Cognex Corp. ........................................ United States 413,136 24,672,482
a
Keysight Technologies, Inc. .............................. United States 724,829 73,048,267
TE Connectivity Ltd. ................................... United States 1,850,000 150,867,500
385,935,237
Entertainment 1.1%
Walt Disney Co. (The) .................................. United States 1,724,626 192,313,045
Equity Real Estate Investment Trusts (REITs) 1.9%
Crown Castle International Corp. .......................... United States 1,132,500 189,523,875
Digital Realty Trust, Inc. ................................ United States 20,875 2,966,546
Equinix , Inc. ......................................... United States 198,755 139,585,636
SBA Communications Corp. ............................. United States 10,230 3,047,722
335,123,779
Food Products 0.6%
Lamb Weston Holdings, Inc. ............................. United States 542,780 34,699,925
Mondelez International, Inc., A ............................ United States 1,484,834 75,919,563
110,619,488
Health Care Equipment & Supplies 6.2%
Abbott Laboratories .................................... United States 1,336,351 122,182,572
Baxter International, Inc. ................................ United States 395,957 34,091,897
Danaher Corp. ....................................... United States 1,140,384 201,654,103
a
Edwards Lifesciences Corp. ............................. United States 1,187,871 82,093,765
a
Haemonetics Corp. .................................... United States 989,889 88,654,459
a
Intuitive Surgical, Inc. .................................. United States 445,451 253,831,343
Stryker Corp. ........................................ United States 406,347 73,219,666
Teleflex, Inc. ......................................... United States 501,695 182,606,946
a
Varian Medical Systems, Inc. ............................. United States 296,967 36,384,397
1,074,719,148
Health Care Providers & Services 1.1%
a
Laboratory Corp. of America Holdings ...................... United States 494,945 82,215,314
Quest Diagnostics, Inc. ................................. United States 890,901 101,527,078
UnitedHealth Group, Inc. ................................ United States 9,100 2,684,045
186,426,437
Health Care Technology 0.1%
a
Veeva Systems, Inc., A ................................. United States 59,600 13,971,432
a
Hotels, Restaurants & Leisure 0.4%
Las Vegas Sands Corp. ................................. United States 1,443,700 65,746,098
Interactive Media & Services 4.2%
a
Alphabet, Inc., A ...................................... United States 166,053 235,471,456
a
Alphabet, Inc., C ...................................... United States 156,831 221,697,870
a
Facebook, Inc., A ..................................... United States 798,200 181,247,274

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Interactive Media & Services (continued)
a
IAC/InterActiveCorp ................................... United States 296,967 $ 96,039,128
734,455,728
Internet & Direct Marketing Retail 6.4%
a
Alibaba Group Holding Ltd., ADR ......................... China 525,454 113,340,428
a
Amazon.com, Inc. ..................................... United States 348,852 962,419,875
Expedia Group, Inc. ................................... United States 346,462 28,479,176
1,104,239,479
IT Services 6.3%
a,b,c
Adyen NV, 144A, Reg S ................................ Netherlands 59,955 87,256,388
Automatic Data Processing, Inc. .......................... United States 692,923 103,169,305
Mastercard , Inc., A .................................... United States 1,397,305 413,183,089
a
Okta , Inc. ........................................... United States 63,200 12,654,536
a
PayPal Holdings, Inc. .................................. United States 593,400 103,388,082
a
Twilio , Inc., A ......................................... United States 455,209 99,881,959
Visa, Inc., A .......................................... United States 1,385,845 267,703,679
1,087,237,038
Life Sciences Tools & Services 4.6%
a
10X Genomics, Inc., A .................................. United States 138,100 12,333,711
Agilent Technologies, Inc. ............................... United States 1,286,856 113,719,465
a
Illumina, Inc. ......................................... United States 524,952 194,415,973
a
Mettler -Toledo International, Inc. .......................... United States 423,824 341,411,423
a
Waters Corp. ........................................ United States 625,792 112,892,877
a,b,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 1,008,600 18,513,355
793,286,804
Machinery 3.2%
Caterpillar, Inc. ....................................... United States 544,440 68,871,660
Deere & Co. ......................................... United States 494,945 77,780,607
Fortive Corp. ......................................... United States 1,084,722 73,392,290
Illinois Tool Works, Inc. ................................. United States 989,889 173,082,092
a
Ingersoll Rand, Inc. .................................... United States 960,826 27,018,427
Otis Worldwide Corp. .................................. United States 525,303 29,868,729
Stanley Black & Decker, Inc. ............................. United States 785,829 109,528,846
559,542,651
Media 1.0%
Cable One, Inc. ....................................... United States 79,192 140,553,921
Comcast Corp., A ..................................... United States 795,018 30,989,802
171,543,723
Personal Products 0.0%
†
Estee Lauder Cos., Inc. (The), A .......................... United States 44,720 8,437,770
Pharmaceuticals 5.4%
AstraZeneca plc, ADR .................................. United Kingdom 2,030,908 107,414,724
a
Catalent , Inc. ........................................ United States 3,365,622 246,700,093
Eli Lilly and Co. ....................................... United States 1,240,175 203,611,932
a
GW Pharmaceuticals plc, ADR ........................... United Kingdom 204,657 25,115,507
Johnson & Johnson ................................... United States 1,187,967 167,063,799
Merck & Co., Inc. ..................................... United States 989,889 76,548,116
Pfizer, Inc. ........................................... United States 2,733,084 89,371,847
a
Reata Pharmaceuticals, Inc., A ........................... United States 96,100 14,993,522
930,819,540

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Professional Services 3.7%
a
CoStar Group, Inc. .................................... United States 48,405 $ 34,399,981
Equifax, Inc. ......................................... United States 544,440 93,578,347
IHS Markit Ltd. ....................................... United States 3,520,639 265,808,245
Verisk Analytics, Inc. ................................... United States 1,501,824 255,610,445
649,397,018
Road & Rail 4.4%
Canadian National Railway Co. ........................... Canada 989,889 87,674,469
Canadian Pacific Railway Ltd. ............................ Canada 494,945 126,379,256
JB Hunt Transport Services, Inc. .......................... United States 494,945 59,561,681
Kansas City Southern .................................. United States 742,417 110,835,434
a
Uber Technologies, Inc. ................................. United States 1,008,700 31,350,396
Union Pacific Corp. .................................... United States 2,009,475 339,741,938
755,543,174
Semiconductors & Semiconductor Equipment 4.6%
ASML Holding NV, NYRS ............................... Netherlands 643,429 236,801,175
Lam Research Corp. ................................... United States 29,697 9,605,792
Monolithic Power Systems, Inc. ........................... United States 445,451 105,571,887
NVIDIA Corp. ........................................ United States 509,040 193,389,386
NXP Semiconductors NV ............................... Netherlands 670,800 76,498,032
Texas Instruments, Inc. ................................. United States 1,385,845 175,960,740
797,827,012
Software 13.6%
a
Adobe, Inc. .......................................... United States 168,700 73,436,797
a
Atlassian Corp. plc, A .................................. United States 122,600 22,101,102
a
Autodesk, Inc. ........................................ United States 853,512 204,151,535
a
Avalara, Inc. ......................................... United States 376,250 50,075,112
a
Bill.com Holdings, Inc. .................................. United States 879,336 79,324,901
Intuit, Inc. ........................................... United States 989,889 293,195,223
Microsoft Corp. ....................................... United States 3,675,252 747,950,534
a
PTC, Inc. ........................................... United States 1,192,028 92,727,858
a
salesforce.com, Inc. ................................... United States 558,120 104,552,620
a
ServiceNow , Inc. ...................................... United States 999,769 404,966,431
a
Synopsys, Inc. ....................................... United States 446,900 87,145,500
a
Tyler Technologies, Inc. ................................. United States 179,452 62,248,310
a
Workday, Inc., A ...................................... United States 742,728 139,157,518
2,361,033,441
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc. .......................................... United States 2,867,065 1,045,905,312
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., B ......................................... United States 1,886,312 184,952,892
Trading Companies & Distributors 0.7%
Fastenal Co. ......................................... United States 2,721,500 116,589,060
Water Utilities 0.5%
American Water Works Co., Inc. .......................... United States 692,923 89,151,473
Total Common Stocks (Cost $5,633,200,211) ....................................
17,202,122,088

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 44 .
Short Term Investments 0.8%
a a
Country Shares
a
Value
a
Money Market Funds 0.8%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 146,179,794 $ 146,179,794
Total Money Market Funds (Cost $146,179,794) .................................
146,179,794
Total Short Term Investments (Cost $146,179,794 ) ...............................
146,179,794
a
Total Investments (Cost $5,779,380,005) 100.1% ................................
$17,348,301,882
Other Assets, less Liabilities (0.1)% ...........................................
(22,470,996)
Net Assets 100.0% ...........................................................
$17,325,830,886
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $105,769,743, representing 0.6% of net assets.
c
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the aggregate value of these securities was $105,769,743, representing 0.6% of net assets.
d
See Note 7 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Statement of Investments (unaudited), June 30, 2020
Franklin Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks 31.5%
Aerospace & Defense 0.5%
Raytheon Technologies Corp. ............................ United States 5,000,000 $ 308,100,000
Air Freight & Logistics 0.5%
United Parcel Service, Inc., B ............................ United States 3,000,000 333,540,000
Automobiles 0.5%
a
General Motors Co. .................................... United States 12,000,000 303,600,000
Banks 3.7%
Bank of America Corp. ................................. United States 13,000,000 308,750,000
Barclays plc ......................................... United Kingdom 200,000,000 282,148,289
Citigroup, Inc. ........................................ United States 3,500,000 178,850,000
JPMorgan Chase & Co. ................................. United States 8,500,000 799,510,000
Truist Financial Corp. .................................. United States 7,000,000 262,850,000
US Bancorp ......................................... United States 6,000,000 220,920,000
Wells Fargo & Co. ..................................... United States 13,288,526 340,186,266
2,393,214,555
Beverages 1.3%
Coca-Cola Co. (The) ................................... United States 10,000,000 446,800,000
a
PepsiCo, Inc. ........................................ United States 3,000,000 396,780,000
843,580,000
Capital Markets 0.6%
Morgan Stanley ....................................... United States 7,500,000 362,250,000
Chemicals 1.1%
a
Air Products and Chemicals, Inc. .......................... United States 750,000 181,095,000
BASF SE ........................................... Germany 9,500,000 533,561,230
714,656,230
Communications Equipment 0.1%
Cisco Systems, Inc. ................................... United States 2,000,000 93,280,000
Diversified Telecommunication Services 2.1%
AT&T, Inc. ........................................... United States 7,500,000 226,725,000
BCE, Inc. ........................................... Canada 5,000,000 208,537,439
Deutsche Telekom AG .................................. Germany 5,000,000 83,888,735
Verizon Communications, Inc. ............................ United States 15,000,000 826,950,000
1,346,101,174
Electric Utilities 2.4%
Duke Energy Corp. .................................... United States 6,000,000 479,340,000
Southern Co. (The) .................................... United States 19,860,688 1,029,776,673
1,509,116,673
Energy Equipment & Services 0.0%
†
b,c
Weatherford International plc ............................. United States 14,700,000 28,959,000
b
Entertainment 0.2%
a
Walt Disney Co. (The) .................................. United States 955,000 106,492,050
Equity Real Estate Investment Trusts (REITs) 0.2%
Host Hotels & Resorts, Inc. .............................. United States 14,500,000 156,455,000
Health Care Providers & Services 0.3%
CVS Health Corp. ..................................... United States 2,500,000 162,425,000
Hotels, Restaurants & Leisure 0.2%
McDonald's Corp. ..................................... United States 600,000 110,682,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Household Products 1.2%
a
Procter & Gamble Co. (The) ............................. United States 6,300,000 $ 753,291,000
Industrial Conglomerates 0.7%
Honeywell International, Inc. ............................. United States 3,000,000 433,770,000
Insurance 0.7%
MetLife, Inc. ......................................... United States 12,000,000 438,240,000
IT Services 0.2%
International Business Machines Corp. ..................... United States 1,000,000 120,770,000
Media 0.5%
Comcast Corp., A ..................................... United States 7,500,000 292,350,000
Metals & Mining 0.8%
Rio Tinto plc, ADR ..................................... Australia 9,650,000 542,137,000
Multiline Retail 0.4%
Target Corp. ......................................... United States 2,085,000 250,054,050
Multi-Utilities 2.3%
a
Dominion Energy, Inc. .................................. United States 14,000,000 1,136,520,000
DTE Energy Co. ...................................... United States 2,000,000 215,000,000
Sempra Energy ....................................... United States 1,000,000 117,230,000
1,468,750,000
Oil, Gas & Consumable Fuels 3.6%
BP plc, ADR ......................................... United Kingdom 15,000,000 349,800,000
Chevron Corp. ....................................... United States 7,500,000 669,225,000
Exxon Mobil Corp. ..................................... United States 17,500,000 782,600,000
Royal Dutch Shell plc, ADR, A ............................ Netherlands 16,000,000 523,040,000
2,324,665,000
Personal Products 0.3%
Unilever plc .......................................... United Kingdom 3,000,000 161,816,677
Pharmaceuticals 4.4%
AstraZeneca plc ...................................... United Kingdom 7,000,000 728,491,330
Bayer AG ........................................... Germany 3,500,000 259,409,376
Bristol-Myers Squibb Co. ................................ United States 4,149,000 243,961,200
Johnson & Johnson ................................... United States 3,576,000 502,892,880
a
Merck & Co., Inc. ..................................... United States 7,000,000 541,310,000
Pfizer, Inc. ........................................... United States 17,500,000 572,250,000
2,848,314,786
Road & Rail 0.5%
Union Pacific Corp. .................................... United States 2,000,000 338,140,000
Semiconductors & Semiconductor Equipment 1.3%
a
Analog Devices, Inc. ................................... United States 620,000 76,036,800
a
Broadcom, Inc. ....................................... United States 250,000 78,902,500
Intel Corp. ........................................... United States 2,700,000 161,541,000
Texas Instruments, Inc. ................................. United States 4,000,000 507,880,000
824,360,300
Software 0.4%
NortonLifeLock , Inc. ................................... United States 3,400,000 67,422,000
Oracle Corp. ......................................... United States 3,100,000 171,337,000
238,759,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Tobacco 0.4%
Philip Morris International, Inc. ........................... United States 4,000,000 $ 280,240,000
Wireless Telecommunication Services 0.1%
Vodafone Group plc ................................... United Kingdom 50,000,000 79,484,810
Total Common Stocks (Cost $19,080,277,298) ...................................
20,167,594,305
Equity-Linked Securities 19.7%
Aerospace & Defense 1.0%
d
BNP Paribas Issuance BV into Raytheon Technologies Corp., 144A,
9%, .............................................. United States 4,546,000 283,430,177
d
Morgan Stanley Finance LLC into General Dynamics Corp., 144A,
8%, .............................................. United States 1,450,000 207,291,298
d
Royal Bank of Canada into Boeing Co. (The), 144A, 8.5%, ...... United States 847,000 157,648,139
648,369,614
Airlines 0.1%
d
Wells Fargo Bank NA into Delta Air Lines, Inc., 144A, 10%, ...... United States 2,000,000 59,220,321
Automobiles 0.6%
d
Societe Generale SA into Ford Motor Co., 144A, 12%, ......... United States 37,800,000 223,209,236
d
Wells Fargo Bank NA into General Motors Co., 144A, 8.5%, ..... United States 6,512,000 171,788,959
394,998,195
Banks 0.9%
d
Barclays Bank plc into Bank of America Corp., 144A, 8.5%, ..... United States 9,040,000 221,091,952
d
Credit Suisse AG into Bank of America Corp., 144A, 7%, ....... United States 8,550,000 207,616,115
d
Credit Suisse AG into Wells Fargo & Co., 144A, 8%, ........... United States 5,640,000 152,157,925
580,865,992
Biotechnology 1.1%
d
Citigroup Global Markets Holdings, Inc. into AbbVie, Inc., 144A,
10%, ............................................. United States 3,520,000 282,398,528
d
Merrill Lynch International & Co. CV into Gilead Sciences, Inc., 144A,
9%, .............................................. United States 2,540,000 178,559,552
d
Royal Bank of Canada into AbbVie, Inc., 144A, 9%, ........... United States 2,900,000 265,779,685
726,737,765
Capital Markets 0.4%
d
JPMorgan Chase Bank NA into Morgan Stanley, 144A, 8.5%, .... United States 5,100,000 237,331,033
Communications Equipment 0.8%
d
Credit Suisse AG into Cisco Systems, Inc., 144A, 10%, ........ United States 5,085,000 234,124,274
d
JPMorgan Chase Bank NA into Cisco Systems, Inc., 144A, 7.5%, . United States 6,050,000 277,363,013
511,487,287
Containers & Packaging 0.3%
d
Barclays Bank plc into International Paper Co., 144A, 9%, ...... United States 5,634,000 198,721,590
Energy Equipment & Services 0.8%
d
Barclays Bank plc into Schlumberger Ltd., 144A, 9%, .......... United States 7,150,000 136,195,964
d
JPMorgan Chase Bank NA into Baker Hughes Co., 144A, 8.5%, .. United States 11,360,000 178,491,991
d
Wells Fargo Bank NA into Halliburton Co., 144A, 10%, ......... United States 12,700,000 171,282,735
485,970,690
Health Care Providers & Services 0.8%
d
Credit Suisse AG into CVS Health Corp., 144A, 8.5%, ......... United States 4,000,000 251,438,629

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Equity-Linked Securities
(continued)
Health Care Providers & Services (continued)
d
Morgan Stanley Finance LLC into CVS Health Corp., 144A, 8%, .. United States 3,732,000 $ 238,472,949
489,911,578
Insurance 0.6%
d
Goldman Sachs International into MetLife, Inc., 144A, 7.5%, ..... United States 5,210,000 195,384,992
d
Royal Bank of Canada into MetLife, Inc., 144A, 7.5%, .......... United States 5,350,000 195,770,311
391,155,303
Interactive Media & Services 1.3%
d
Citigroup Global Markets, Inc. into Alphabet, Inc., 144A, 7.5%, ... United States 259,000 348,883,805
d
Goldman Sachs International into Facebook, Inc., 144A, 9%, .... United States 2,590,000 475,309,484
824,193,289
Internet & Direct Marketing Retail 1.1%
d
Citigroup Global Markets Holdings, Inc. into Amazon.com, Inc., 144A,
8%, .............................................. United States 169,100 329,815,348
d
Goldman Sachs International into Amazon.com, Inc., 144A, 7.5%, United States 190,000 369,086,030
698,901,378
IT Services 0.7%
d
Barclays Bank plc into Fidelity National Information Services, Inc.,
144A, 7.5%, ....................................... United States 1,495,000 199,972,644
d
Barclays Bank plc into International Business Machines Corp., 144A,
8%, .............................................. United States 2,000,000 241,387,868
441,360,512
Machinery 0.7%
d
Credit Suisse AG into Cummins, Inc., 144A, 8%, ............. United States 1,700,000 294,244,463
d
UBS AG into Caterpillar, Inc., 144A, 9.5%, .................. United States 1,428,600 174,870,050
469,114,513
Media 0.4%
d
Barclays Bank plc into Comcast Corp., 144A, 9%, ............ United States 6,400,000 249,438,576
Metals & Mining 0.8%
d
Barclays Bank plc into Rio Tinto plc, 144A, 10%, ............. Australia 5,000,000 271,464,027
d
JPMorgan Chase Bank NA into Barrick Gold Corp., 144A, 10%, .. Canada 13,200,000 265,267,267
536,731,294
Pharmaceuticals 1.2%
d
Goldman Sachs International into Bristol-Myers Squibb Co., 144A,
8%, .............................................. United States 5,000,000 275,965,308
d
Goldman Sachs International into Bristol-Myers Squibb Co., 144A,
8%, .............................................. United States 3,984,000 234,605,869
d
Royal Bank of Canada into Merck & Co., Inc., 144A, 7%, ....... United States 3,220,000 253,310,460
763,881,637
Semiconductors & Semiconductor Equipment 4.0%
d
BNP Paribas Issuance BV into Texas Instruments, Inc., 144A, 8.5%, United States 1,439,000 180,807,854
d
Credit Suisse AG into Broadcom, Inc., 144A, 10%, ............ United States 1,275,000 377,717,007
d
JPMorgan Chase Bank NA into NVIDIA Corp., 144A, 10%, ...... United States 1,786,000 344,887,304
d
JPMorgan Chase Bank NA into Texas Instruments, Inc., 144A, 9%, United States 2,236,000 278,510,294
d
Merrill Lynch International & Co. CV into Intel Corp., 144A, 8%, .. United States 4,583,000 277,943,692
d
Morgan Stanley Finance LLC into Intel Corp., 144A, 8.5%, ...... United States 7,300,000 400,521,797
d
Royal Bank of Canada into Analog Devices, Inc., 144A, 8.5%, ... United States 1,700,000 197,145,268
d
Royal Bank of Canada into Intel Corp., 144A, 8%, ............ United States 5,070,000 292,433,677

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Equity-Linked Securities
(continued)
Semiconductors & Semiconductor Equipment (continued)
d
Royal Bank of Canada into Intel Corp., 144A, 8%, ............ United States 3,700,000 $ 222,871,877
2,572,838,770
Software 1.0%
d
Citigroup Global Markets Holdings, Inc. into Microsoft Corp., 144A,
8%, .............................................. United States 2,200,000 383,341,890
d
UBS AG into Oracle Corp., 144A, 9%, ..................... United States 4,303,900 237,329,482
620,671,372
Specialty Retail 0.6%
d
BNP Paribas Issuance BV into Home Depot, Inc. (The), 144A, 7%, United States 1,680,000 380,775,074
Technology Hardware, Storage & Peripherals 0.5%
d
Citigroup Global Markets Holdings, Inc. into Apple, Inc., 144A, 8%, United States 1,180,000 346,568,202
Total Equity-Linked Securities (Cost $13,370,758,562) ...........................
12,629,243,985
Convertible Preferred Stocks 2.4%
Banks 0.6%
Bank of America Corp., 7.25%, L .......................... United States 307,429 412,631,204
Electric Utilities 0.4%
NextEra Energy, Inc., 5.279% ............................ United States 2,750,000 116,737,500
Southern Co. (The), 6.75%, 2019 ......................... United States 2,750,000 121,165,000
237,902,500
Health Care Equipment & Supplies 0.1%
Danaher Corp., 5%, B .................................. United States 50,000 53,681,500
Machinery 0.1%
Fortive Corp., 5%, A ................................... United States 81,266 69,987,092
Multi-Utilities 0.2%
Sempra Energy, 6%, A ................................. United States 500,000 48,865,000
Sempra Energy, 6.75%, B ............................... United States 739,000 72,614,140
121,479,140
Semiconductors & Semiconductor Equipment 0.7%
Broadcom, Inc., 8%, A .................................. United States 420,000 468,027,000
Thrifts & Mortgage Finance 0.2%
b
FNMA, 5.375% ....................................... United States 4,250 99,875,000
b
Wireless Telecommunication Services 0.1%
b,d
2020 Cash Mandatory Exchangeable Trust, 144A, 5.25% ....... United States 37,500 38,270,625
b
Total Convertible Preferred Stocks (Cost $1,514,684,289) ........................
1,501,854,061
Preferred Stocks 0.2%
Banks 0.1%
JPMorgan Chase & Co., 6%, EE .......................... United States 2,299,000 62,992,600
Thrifts & Mortgage Finance 0.1%
b
FHLMC, 8.375%, Z .................................... United States 6,500,000 51,610,000
b
FNMA, 8.25%, S ...................................... United States 4,500,000 35,775,000
87,385,000
Total Preferred Stocks (Cost $320,518,876) .....................................
150,377,600

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Convertible Bonds 0.1%
Airlines 0.1%
Southwest Airlines Co., Senior Note, 1.25%, 5/01/25 ........... United States 60,000,000 $ 72,361,860
Oil, Gas & Consumable Fuels 0.0%
†
e,f
Chesapeake Energy Corp., Senior Note, 5.5%, 9/15/26 ......... United States 203,359,000 8,134,360
Total Convertible Bonds (Cost $153,410,218) ...................................
80,496,220
Corporate Bonds 31.2%
Aerospace & Defense 0.1%
Raytheon Technologies Corp. ,
Senior Bond, 3.125%, 5/04/27 .......................... United States 40,000,000 44,366,164
Senior Note, 3.95%, 8/16/25 ........................... United States 20,000,000 22,851,186
67,217,350
Air Freight & Logistics 0.1%
d
XPO Logistics, Inc., Senior Note, 144A, 6.5%, 6/15/22 .......... United States 50,000,000 50,173,750
Airlines 0.0%
†
d
American Airlines Group, Inc., Senior Note, 144A, 5%, 6/01/22 ... United States 16,000,000 9,328,640
Automobiles 0.5%
Ford Motor Co. ,
Senior Bond, 4.346%, 12/08/26 ......................... United States 120,000,000 112,300,800
Senior Note, 9%, 4/22/25 ............................. United States 50,000,000 54,156,250
General Motors Co. ,
Senior Bond, 5.15%, 4/01/38 ........................... United States 165,000,000 158,285,617
Senior Note, 6.125%, 10/01/25 ......................... United States 20,000,000 22,501,233
347,243,900
Banks 3.7%
Bank of America Corp. ,
g
AA, Junior Sub. Bond, 6.1% to 3/17/25, FRN thereafter, Perpetual United States 80,000,000 84,455,600
g
U, Junior Sub. Bond, 5.2% to 6/01/23, FRN thereafter, Perpetual United States 75,000,000 72,620,330
g
X, Junior Sub. Bond, 6.25% to 9/05/24, FRN thereafter, Perpetual United States 85,000,000 88,151,541
Senior Bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28 ... United States 135,000,000 150,441,301
Senior Note, 3.004% to 12/20/22, FRN thereafter, 12/20/23 .... United States 50,000,000 52,613,081
Barclays plc ,
Senior Bond, 3.65%, 3/16/25 ........................... United Kingdom 50,000,000 54,325,500
Senior Bond, 4.375%, 1/12/26 .......................... United Kingdom 125,000,000 141,283,750
Senior Note, 4.61% to 2/15/22, FRN thereafter, 2/15/23 ....... United Kingdom 50,000,000 52,659,529
Senior Note, 3.932% to 5/07/24, FRN thereafter, 5/07/25 ...... United Kingdom 50,000,000 54,047,510
Citigroup, Inc. ,
g
Junior Sub. Bond, 5.95% to 1/30/23, FRN thereafter, Perpetual . United States 155,000,000 154,025,836
g
D, Junior Sub. Bond, 5.35% to 5/15/23, FRN thereafter, Perpetual United States 150,000,000 142,198,500
g
M, Junior Sub. Bond, 6.3% to 5/15/24, FRN thereafter, Perpetual United States 140,000,000 140,340,900
Sub. Bond, 4.125%, 7/25/28 ........................... United States 140,000,000 158,337,365
HSBC Holdings plc, Senior Note, 4.292% to 9/12/25, FRN thereafter,
9/12/26 ........................................... United Kingdom 100,000,000 111,368,527
g
JPMorgan Chase & Co. ,
h
I, Junior Sub. Bond, FRN, 4.23%, (3-month USD LIBOR + 3.47%),
Perpetual ......................................... United States 204,959,000 186,971,569
Q, Junior Sub. Bond, 5.15% to 5/01/23, FRN thereafter, Perpetual United States 90,700,000 88,586,961
R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual . United States 105,000,000 106,119,995
S, Junior Sub. Bond, 6.75% to 2/01/24, FRN thereafter, Perpetual United States 80,000,000 86,168,216
U, Junior Sub. Bond, 6.125% to 4/30/24, FRN thereafter,
Perpetual ......................................... United States 60,000,000 61,355,246

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Banks (continued)
g
JPMorgan Chase & Co., (continued)
h
V, Junior Sub. Bond, FRN, 4.753%, (3-month USD LIBOR +
3.32%), Perpetual ................................... United States 195,100,000 $ 172,546,463
X, Junior Sub. Bond, 6.1% to 10/01/24, FRN thereafter, Perpetual United States 80,000,000 82,033,415
g
Wells Fargo & Co., S, Junior Sub. Bond, 5.9% to 6/15/24, FRN
thereafter, Perpetual ................................. United States 125,000,000 124,127,711
2,364,778,846
Beverages 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
Senior Bond, 4.9%, 2/01/46 ............................ Belgium 20,000,000 24,538,473
Anheuser-Busch InBev Worldwide, Inc., Senior Bond, 4%, 4/13/28 Belgium 25,000,000 28,866,229
53,404,702
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Bond, 3.2%, 5/14/26 ............................ United States 35,000,000 38,965,273
Senior Note, 2.9%, 11/06/22 ........................... United States 35,000,000 36,736,276
d
Senior Note, 144A, 3.8%, 3/15/25 ....................... United States 100,000,000 111,618,987
187,320,536
Capital Markets 0.4%
Goldman Sachs Group, Inc. (The) ,
Senior Note, 2.876% to 10/31/21, FRN thereafter, 10/31/22 .... United States 115,000,000 117,933,953
Senior Note, 3.272% to 9/29/24, FRN thereafter, 9/29/25 ...... United States 100,000,000 107,870,212
g
Morgan Stanley, J, Junior Sub. Bond, 5.55% to 7/15/20, FRN
thereafter, Perpetual ................................. United States 35,000,000 32,172,071
257,976,236
Chemicals 0.1%
d
Olin Corp., Senior Note, 144A, 9.5%, 6/01/25 ................ United States 40,000,000 44,675,000
Communications Equipment 0.2%
d
CommScope Technologies LLC, Senior Bond, 144A, 6%, 6/15/25 . United States 21,398,000 20,719,683
d
CommScope , Inc. ,
Senior Bond, 144A, 5.5%, 6/15/24 ....................... United States 80,000,000 81,466,400
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 45,000,000 45,117,000
147,303,083
Construction Materials 0.3%
d
CEMEX Finance LLC, Senior Secured Bond, 144A, 6%, 4/01/24 .. Mexico 57,800,000 57,384,418
d
Cemex SAB de CV ,
Senior Secured Bond, 144A, 5.7%, 1/11/25 ................ Mexico 65,000,000 63,739,650
Senior Secured Bond, 144A, 7.75%, 4/16/26 ............... Mexico 50,100,000 51,265,326
172,389,394
Consumer Finance 1.1%
Capital One Financial Corp. ,
Sub. Bond, 4.2%, 10/29/25 ............................ United States 123,000,000 136,652,971
Sub. Bond, 3.75%, 7/28/26 ............................ United States 110,200,000 120,348,121
Ford Motor Credit Co. LLC ,
Senior Bond, 4.134%, 8/04/25 .......................... United States 145,000,000 137,978,375
Senior Bond, 5.113%, 5/03/29 .......................... United States 115,000,000 112,638,475
Senior Note, 3.336%, 3/18/21 .......................... United States 48,000,000 47,656,080

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC, (continued)
Senior Note, 5.125%, 6/16/25 .......................... United States 60,000,000 $ 60,286,800
General Motors Financial Co., Inc., Senior Note, 4.15%, 6/19/23 .. United States 75,000,000 78,424,338
693,985,160
Containers & Packaging 0.5%
d
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 200,995,000 182,853,191
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 105,000,000 103,358,063
286,211,254
Diversified Telecommunication Services 0.4%
AT&T, Inc. ,
Senior Bond, 4.125%, 2/17/26 .......................... United States 90,000,000 102,639,305
Senior Note, 3%, 6/30/22 ............................. United States 90,000,000 94,025,074
d
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 40,000,000 41,543,800
Senior Bond, 144A, 5.125%, 5/01/27 ..................... United States 40,000,000 41,442,000
279,650,179
Electric Utilities 0.0%
†
Southern Co. (The), B, Junior Sub. Bond, 5.5% to 3/15/22, FRN
thereafter, 3/15/57 ................................... United States 14,092,000 14,293,623
Energy Equipment & Services 0.7%
d
Weatherford International Ltd., Senior Note, 144A, 11%, 12/01/24 . United States 675,113,000 472,579,100
Entertainment 0.4%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 100,000,000 104,248,000
Senior Bond, 4.875%, 4/15/28 .......................... United States 79,300,000 84,922,370
Senior Bond, 5.875%, 11/15/28 ......................... United States 50,000,000 56,954,250
246,124,620
Equity Real Estate Investment Trusts (REITs) 0.6%
American Tower Corp., Senior Bond, 3.375%, 10/15/26 ......... United States 50,000,000 55,656,871
Equinix , Inc., Senior Bond, 5.375%, 5/15/27 ................. United States 75,000,000 81,998,625
Iron Mountain, Inc. ,
Senior Bond, 5.75%, 8/15/24 ........................... United States 115,000,000 116,462,225
d
Senior Note, 144A, 4.875%, 9/15/27 ..................... United States 120,610,000 117,847,428
371,965,149
Food & Staples Retailing 0.1%
Walmart, Inc. ,
Senior Note, 3.4%, 6/26/23 ............................ United States 20,000,000 21,733,631
Senior Note, 3.55%, 6/26/25 ........................... United States 45,000,000 51,045,184
72,778,815
Food Products 0.4%
Kraft Heinz Foods Co. ,
Senior Bond, 4.625%, 1/30/29 .......................... United States 24,400,000 26,316,270
d
Senior Bond, 144A, 5.5%, 6/01/50 ....................... United States 45,000,000 48,130,884
Senior Note, 3.95%, 7/15/25 ........................... United States 25,041,000 26,773,546
d
Post Holdings, Inc. ,
Senior Bond, 144A, 5%, 8/15/26 ........................ United States 87,000,000 87,493,725

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Food Products (continued)
d
Post Holdings, Inc., (continued)
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 65,000,000 $ 67,425,475
256,139,900
Health Care Providers & Services 9.5%
Centene Corp., Senior Note, 4.625%, 12/15/29 ............... United States 30,000,000 31,838,100
CHS/Community Health Systems, Inc. ,
d
Secured Note, 144A, 11%, 6/30/23 ...................... United States 1,385,000,000 1,082,509,075
d
Secured Note, 144A, 8.125%, 6/30/24 .................... United States 740,000,000 498,105,100
Senior Note, 6.875%, 2/01/22 .......................... United States 19,766,000 15,874,569
d
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 1,400,000,000 524,125,000
d
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 300,000,000 282,750,000
d
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 370,000,000 350,094,000
d
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 552,000,000 529,000,920
Cigna Corp. ,
Senior Note, 3.75%, 7/15/23 ........................... United States 36,552,000 39,705,705
Senior Note, 4.125%, 11/15/25 ......................... United States 30,000,000 34,502,174
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 125,000,000 146,231,616
Senior Bond, 5.05%, 3/25/48 ........................... United States 65,000,000 84,688,285
DaVita, Inc. ,
Senior Bond, 5.125%, 7/15/24 .......................... United States 202,700,000 206,449,950
Senior Bond, 5%, 5/01/25 ............................. United States 120,000,000 122,820,000
HCA, Inc. ,
Senior Bond, 5.875%, 5/01/23 .......................... United States 90,000,000 97,558,200
Senior Bond, 5.625%, 9/01/28 .......................... United States 100,000,000 111,772,000
Senior Secured Bond, 5%, 3/15/24 ...................... United States 124,800,000 138,857,421
Tenet Healthcare Corp. ,
Secured Note, 5.125%, 5/01/25 ......................... United States 133,300,000 128,795,793
d
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 10,000,000 9,956,200
Senior Bond, 6.875%, 11/15/31 ......................... United States 55,258,000 49,652,628
Senior Note, 8.125%, 4/01/22 .......................... United States 860,000,000 904,548,000
Senior Note, 6.75%, 6/15/23 ........................... United States 565,000,000 561,327,500
Senior Note, 7%, 8/01/25 ............................. United States 70,000,000 68,788,650
Senior Secured Note, 4.625%, 7/15/24 ................... United States 85,200,000 83,605,482
6,103,556,368
Hotels, Restaurants & Leisure 0.7%
d
Colt Merger Sub, Inc. ,
Senior Note, 144A, 8.125%, 7/01/27 ..................... United States 40,000,000 39,000,000
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 30,000,000 29,841,000
d
Golden Nugget, Inc., Senior Note, 144A, 6.75%, 10/15/24 ....... United States 68,000,000 48,960,000
d
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 4.25%, 5/30/23 ...................... United States 84,000,000 79,221,660
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 164,500,000 151,043,078
Senior Bond, 144A, 5.25%, 5/15/27 ...................... United States 99,827,000 86,513,073
434,578,811
Household Durables 0.2%
d
Shea Homes LP / Shea Homes Funding Corp., Senior Bond, 144A,
6.125%, 4/01/25 ..................................... United States 96,278,000 97,110,323
Independent Power and Renewable Electricity Producers 0.3%
Calpine Corp., Senior Note, 5.5%, 2/01/24 ................... United States 158,500,000 158,993,728

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Insurance 0.1%
Prudential Financial, Inc., Junior Sub. Bond, 5.7% to 9/15/28, FRN
thereafter, 9/15/48 ................................... United States 70,000,000 $ 78,687,533
Internet & Direct Marketing Retail 0.1%
Alibaba Group Holding Ltd., Senior Bond, 3.4%, 12/06/27 ....... China 50,000,000 55,573,294
Machinery 0.2%
d
Navistar International Corp., Senior Secured Note, 144A, 9.5%,
5/01/25 ........................................... United States 30,000,000 32,268,750
d
Vertical Holdco GmbH, Senior Note, 144A, 7.625%, 7/25/28 ..... Germany 12,000,000 12,000,000
d
Vertical US Newco, Inc., Senior Secured Note, 144A, 5.25%, 7/15/27 Germany 50,000,000 50,000,000
94,268,750
Media 2.2%
d
Diamond Sports Group LLC / Diamond Sports Finance Co., Senior
Secured Note, 144A, 5.375%, 8/15/26 .................... United States 125,000,000 91,240,000
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 .......................... United States 391,500,000 398,948,288
Senior Note, 5%, 3/15/23 ............................. United States 300,000,000 299,704,500
Senior Note, 5.875%, 11/15/24 ......................... United States 128,200,000 127,659,637
d
Senior Note, 144A, 7.375%, 7/01/28 ..................... United States 40,000,000 39,950,000
d
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 5/15/23 .............. United States 175,000,000 177,132,375
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 202,220,000 191,098,911
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 55,000,000 58,575,000
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 40,000,000 38,350,000
1,422,658,711
Metals & Mining 0.4%
d
Cleveland-Cliffs, Inc., Senior Secured Note, 144A, 6.75%, 3/15/26 . United States 50,000,000 48,375,000
d
FMG Resources August 2006 Pty. Ltd. ,
Senior Note, 144A, 4.75%, 5/15/22 ...................... Australia 40,200,000 41,064,099
Senior Note, 144A, 5.125%, 3/15/23 ..................... Australia 25,000,000 25,765,375
Senior Note, 144A, 5.125%, 5/15/24 ..................... Australia 60,540,000 62,513,907
Freeport-McMoRan, Inc. ,
i
Senior Bond, 5.25%, 9/01/29 ........................... United States 40,000,000 41,085,600
Senior Note, 3.875%, 3/15/23 .......................... United States 62,636,000 62,842,699
281,646,680
Oil, Gas & Consumable Fuels 1.8%
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 7.625%, 1/15/22 .......................... United States 182,665,000 175,087,143
Senior Note, 7.75%, 4/15/23 ........................... United States 142,585,000 133,123,772
d
Senior Note, 144A, 11%, 4/15/25 ........................ United States 290,380,000 282,391,646
f
Chesapeake Energy Corp. ,
d
Secured Note, 144A, 11.5%, 1/01/25 ..................... United States 1,075,000,000 116,395,625
Senior Note, 7%, 10/01/24 ............................ United States 410,000,000 14,350,000
HighPoint Operating Corp. ,
Senior Bond, 7%, 10/15/22 ............................ United States 205,783,000 50,111,247
Senior Note, 8.75%, 6/15/25 ........................... United States 175,845,000 43,082,025
Kinder Morgan, Inc., Senior Bond, 7.75%, 1/15/32 ............. United States 109,000,000 152,480,203
Occidental Petroleum Corp., Senior Note, 8%, 7/15/25 ......... United States 50,000,000 50,312,500
d
PBF Holding Co. LLC / PBF Finance Corp. ,
Senior Note, 144A, 6%, 2/15/28 ........................ United States 37,000,000 30,802,500

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
d
PBF Holding Co. LLC / PBF Finance Corp., (continued)
Senior Secured Note, 144A, 9.25%, 5/15/25 ............... United States 50,000,000 $ 53,468,750
Sunoco LP / Sunoco Finance Corp., Senior Note, 5.5%, 2/15/26 .. United States 67,775,000 65,983,029
1,167,588,440
Pharmaceuticals 2.5%
AstraZeneca plc ,
Senior Note, 2.375%, 11/16/20 ......................... United Kingdom 25,000,000 25,190,763
Senior Note, 2.375%, 6/12/22 .......................... United Kingdom 31,500,000 32,627,074
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 175,000,000 190,085,000
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 35,000,000 37,212,875
d
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 122,400,000 124,319,232
Senior Bond, 144A, 7.25%, 5/30/29 ...................... United States 40,000,000 42,032,600
Senior Note, 144A, 5.5%, 3/01/23 ....................... United States 52,984,000 52,857,104
Senior Note, 144A, 5.875%, 5/15/23 ..................... United States 54,822,000 54,727,706
Senior Note, 144A, 9%, 12/15/25 ....................... United States 105,000,000 113,233,050
Senior Note, 144A, 7%, 1/15/28 ........................ United States 40,000,000 41,267,600
Senior Secured Note, 144A, 7%, 3/15/24 .................. United States 87,300,000 90,754,461
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 91,000,000 93,098,460
d
Bayer US Finance II LLC, Senior Note, 144A, 4.25%, 12/15/25 ... Germany 75,000,000 86,232,224
d
Bristol-Myers Squibb Co., Senior Bond, 144A, 3.4%, 7/26/29 ..... United States 50,000,000 58,320,187
d
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 79,939,000 84,951,175
Senior Note, 144A, 6%, 6/30/28 ........................ United States 107,739,000 70,030,350
d
Mallinckrodt International Finance SA / Mallinckrodt CB LLC ,
Senior Bond, 144A, 5.5%, 4/15/25 ....................... United States 106,400,000 17,888,500
Senior Note, 144A, 5.75%, 8/01/22 ...................... United States 190,110,000 48,002,775
Senior Note, 144A, 5.625%, 10/15/23 .................... United States 230,000,000 46,000,000
Senior Secured Note, 144A, 10%, 4/15/25 ................. United States 57,000,000 48,307,500
Mylan NV, Senior Note, 3.95%, 6/15/26 ..................... United States 140,000,000 156,648,230
d
Par Pharmaceutical, Inc., Senior Secured Note, 144A, 7.5%, 4/01/27 United States 86,744,000 89,306,851
1,603,093,717
Road & Rail 0.1%
d
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ..................... United Kingdom 34,500,000 35,547,420
Senior Note, 144A, 4%, 5/01/28 ........................ United Kingdom 25,000,000 24,937,500
60,484,920
Semiconductors & Semiconductor Equipment 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd., Senior Note,
3.5%, 1/15/28 ...................................... United States 40,000,000 42,286,540
Microchip Technology, Inc., Senior Secured Note, 4.333%, 6/01/23 United States 69,000,000 74,494,322
116,780,862
Technology Hardware, Storage & Peripherals 0.1%
NCR Corp. ,
Senior Note, 5%, 7/15/22 ............................. United States 35,000,000 35,011,025
Senior Note, 6.375%, 12/15/23 ......................... United States 35,000,000 35,659,925
70,670,950

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Tobacco 0.4%
BAT Capital Corp. ,
Senior Note, 3.222%, 8/15/24 .......................... United Kingdom 88,500,000 $ 94,884,313
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 170,000,000 184,053,813
278,938,126
Trading Companies & Distributors 0.2%
United Rentals North America, Inc., Senior Bond, 4.875%, 1/15/28 United States 103,000,000 105,736,195
d
WESCO Distribution, Inc., Senior Note, 144A, 7.125%, 6/15/25 ... United States 40,000,000 42,288,000
148,024,195
Wireless Telecommunication Services 2.2%
Sprint Communications, Inc. ,
Senior Bond, 6%, 11/15/22 ............................ United States 347,700,000 367,211,185
Senior Note, 7%, 8/15/20 ............................. United States 102,500,000 103,087,325
Senior Note, 11.5%, 11/15/21 .......................... United States 200,000,000 221,955,000
Sprint Corp. ,
Senior Note, 7.875%, 9/15/23 .......................... United States 187,350,000 211,236,188
Senior Note, 7.125%, 6/15/24 .......................... United States 190,650,000 215,613,711
Senior Note, 7.625%, 3/01/26 .......................... United States 96,300,000 113,892,566
d
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC, Senior Secured Bond, 144A, 5.152%,
3/20/28 ........................................... United States 150,000,000 173,034,000
1,406,029,975
Total Corporate Bonds (Cost $23,693,686,847) ..................................
19,974,224,620
Units
Index-Linked Notes 0.2%
Capital Markets 0.2%
j
Credit Suisse AG, Senior Note, 11.06%, 2/08/21 .............. United States 33,000 91,302,750
d,j
UBS AG, Senior Note, 144A, Zero Cpn ., 5/07/21 .............. Switzerland 75,000 70,842,000
162,144,750
Total Index-Linked Notes (Cost $174,480,150) ...................................
162,144,750
Principal
Amount
*
h
Senior Floating Rate Interests 0.3%
Hotels, Restaurants & Leisure 0.1%
Golden Nugget Online Gaming, Inc., Term Loan ,
13%, (2-month USD LIBOR + 12%), 10/04/23 .............. United States 13,867,491 15,254,240
B, 13%, (3-month USD LIBOR + 12%), 10/04/23 ............ United States 36,132,509 39,745,760
55,000,000
a a a a a a
Media 0.1%
Univision Communications, Inc., First Lien, Term Loan, 3.75%,
(1-month USD LIBOR + 2.75%), 3/15/24 .................. United States 55,254,625 51,352,268
Multiline Retail 0.1%
Belk, Inc., First Lien, Term Loan, 7.75%, (3-month USD LIBOR +
6.75%), 7/31/25 ..................................... United States 134,581,318 49,054,890

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
h
Senior Floating Rate Interests
(continued)
Oil, Gas & Consumable Fuels 0.0%
†
f
Chesapeake Energy Corp., Term Loan, A, 9%, (1-month USD LIBOR
+ 8%), 6/24/24 ...................................... United States 77,725,000 $ 45,080,500
Total Senior Floating Rate Interests (Cost $303,949,317) .........................
200,487,658
U.S. Government and Agency Securities 8.1%
U.S. Treasury Bonds ,
7.5%, 11/15/24 ...................................... United States 350,000,000 460,468,750
6.875%, 8/15/25 ..................................... United States 400,000,000 533,945,312
6.125%, 11/15/27 .................................... United States 300,000,000 423,281,250
6.125%, 8/15/29 ..................................... United States 100,000,000 149,427,734
U.S. Treasury Notes ,
2.5%, 2/28/21 ...................................... United States 500,000,000 507,763,670
2.375%, 3/15/21 ..................................... United States 750,000,000 761,689,455
2.625%, 6/15/21 ..................................... United States 500,000,000 511,806,640
2%, 11/30/22 ....................................... United States 450,000,000 469,880,861
2.75%, 4/30/23 ..................................... United States 500,000,000 536,357,420
2.75%, 5/31/23 ..................................... United States 500,000,000 537,421,875
2.875%, 5/31/25 ..................................... United States 250,000,000 281,547,852
Total U.S. Government and Agency Securities (Cost $4,901,122,013) ..............
5,173,590,819
Mortgage-Backed Securities 2.7%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.2%
FHLMC Pool, 30 Year, 4%, 5/01/49 - 10/01/49 ................ United States 103,266,409 110,184,475
110,184,475
Federal National Mortgage Association (FNMA) Fixed Rate 0.9%
FNMA, 30 Year, 3%, 7/01/50 ............................. United States 83,740,000 88,311,088
FNMA, 30 Year, 4%, 10/01/47 - 2/01/50 ..................... United States 435,736,359 464,206,962
552,518,050
Government National Mortgage Association (GNMA) Fixed Rate 1.6%
GNMA II, Single-family, 30 Year, 3.5%, 1/20/50 ............... United States 354,416,543 374,876,216
GNMA II, Single-family, 30 Year, 3.5%, 6/20/50 ............... United States 174,090,000 184,942,657
GNMA II, Single-family, 30 Year, 4%, 9/20/49 - 1/20/50 ......... United States 455,293,046 483,077,381
1,042,896,254
Total Mortgage-Backed Securities (Cost $1,687,157,749) .........................
1,705,598,779
Shares
Escrows and Litigation Trusts 0.0%
b,e
Motors Liquidation Co., Escrow Account .................... United States 400,000,000 —
b,e
Motors Liquidation Co., Escrow Account, Convertible Preferred, C . United States 11,000,000 —
Total Escrows and Litigation Trusts (Cost $2,416,248) ...........................
—
Total Long Term Investments (Cost $65,202,461,567) ............................
61,745,612,797
a

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 44 .
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.2%
Puts - Exchange-Traded
Equity Options
S&P 500 Index, October Strike Price $2,750.00, Expires 10/16/20 . 15,000 1,500,000 $ 120,150,000
Total Options Purchased (Cost $275,207,682) ...................................
120,150,000
Short Term Investments 3.8%
a a
Country Shares
a
Value
a
Money Market Funds 3.8%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 2,456,261,680 2,456,261,680
Total Money Market Funds (Cost $2,456,261,680) ................................
2,456,261,680
Total Short Term Investments (Cost $2,456,261,680 ) .............................
2,456,261,680
a
Total Investments (Cost $67,933,930,929) 100.4% ...............................
$64,322,024,477
Options Written (0.1)% .......................................................
(75,029,550)
Other Assets, less Liabilities (0.3)% ...........................................
(179,657,545)
Net Assets 100.0% ...........................................................
$64,067,337,382
Number of
Contracts
Notional
Amount
#
a a a a a
Options Written (0.1)%
Calls - Exchange-Traded
Equity Options
Air Products and Chemicals, Inc., August Strike Price $250.00,
Expires 8/21/20 ..................................... 7,500 750,000 (4,477,500)
Analog Devices, Inc., July Strike Price $120.00, Expires 7/17/20 .. 6,200 620,000 (3,224,000)
Broadcom, Inc., July Strike Price $330.00, Expires 7/17/20 ...... 2,500 250,000 (800,000)
Dominion Energy, Inc., July Strike Price $90.00, Expires 7/17/20 .. 10,000 1,000,000 (50,000)
General Motors Co., July Strike Price $30.00, Expires 7/17/20 .... 40,000 4,000,000 (400,000)
Merck & Co., Inc., July Strike Price $85.00, Expires 7/17/20 ...... 20,000 2,000,000 (160,000)
PepsiCo, Inc., July Strike Price $145.00, Expires 7/17/20 ........ 10,000 1,000,000 (80,000)
Procter & Gamble Co. (The), August Strike Price $130.00, Expires
8/21/20 ........................................... 10,000 1,000,000 (750,000)
Walt Disney Co. (The), August Strike Price $125.00, Expires 8/21/20 9,550 955,000 (1,633,050)
(11,574,550)
Puts - Exchange-Traded
Equity Options
Duke Energy Corp., July Strike Price $75.00, Expires 7/17/20 .... 10,000 1,000,000 (550,000)
PepsiCo, Inc., July Strike Price $120.00, Expires 7/17/20 ........ 10,000 1,000,000 (450,000)
Procter & Gamble Co. (The), August Strike Price $110.00, Expires
8/21/20 ........................................... 10,000 1,000,000 (1,960,000)
S&P 500 Index, October Strike Price $2,450.00, Expires 10/16/20 . 15,000 1,500,000 (60,495,000)
(63,455,000)
Total Options Written (Premiums received $179,066,890) .........................
$ (75,029,550)

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of these securities is held in connection with written option contracts open at period end.
b
Non-income producing.
c
See Note 6 regarding holdings of 5% voting securities.
d
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $13,332,437,838, representing 20.8% of net assets.
e
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
f
Defaulted security or security for which income has been deemed uncollectible.
g
Perpetual security with no stated maturity date.
h
The coupon rate shown represents the rate at period end.
i
A portion or all of the security is on loan at June 30, 2020.
j
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
k
See Note 7 regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Statement of Investments (unaudited), June 30, 2020
Franklin U.S. Government Securities Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 0.5%
U.S. Treasury Bonds, 4.75%, 2/15/37 .................................... $ 14,500,000 $ 23,130,615
Total U.S. Government and Agency Securities (Cost $19,061,694) .................
23,130,615
Mortgage-Backed Securities 97.5%
Government National Mortgage Association (GNMA) Fixed Rate 97.5%
GNMA I, 30 Year, 4.5%, 4/15/40 ........................................ 7,669,998 8,560,006
GNMA I, 30 Year, 5%, 9/15/40 .......................................... 14,991,787 17,139,838
GNMA I, 30 Year, 5%, 5/15/33 - 8/15/39 ................................... 24,084,939 27,519,217
GNMA I, 30 Year, 5.5%, 6/15/29 - 8/15/39 ................................. 21,133,484 24,678,135
GNMA I, 30 Year, 6%, 5/15/24 - 12/15/39 .................................. 24,364,191 28,917,749
GNMA I, 30 Year, 6.5%, 5/15/24 - 7/15/36 ................................. 1,260,367 1,463,653
GNMA I, 30 Year , 7%, 12/15/23 - 5/15/32 .................................. 7,223,355 8,718,541
GNMA I, 30 Year, 7.5%, 7/15/26 - 8/15/33 ................................. 1,935,443 2,264,391
GNMA I, 30 Year, 8%, 10/15/29 ......................................... 3,295 3,994
GNMA I, 30 Year, 8.5%, 11/15/24 ........................................ 942 1,040
GNMA I, 30 Year, 10%, 12/15/20 - 3/15/25 ................................. 1,040 1,041
GNMA I, Single-family, 30 Year, 3.5%, 4/15/43 - 5/15/43 ...................... 21,303,679 22,976,505
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ....................... 78,796,631 86,194,190
GNMA I, Single-family, 30 Year, 4.5%, 2/15/39 - 6/15/41 ...................... 147,064,260 165,037,143
GNMA I, Single-family, 30 Year, 5%, 11/15/39 .............................. 16,794,243 19,212,047
GNMA I, Single-family, 30 Year, 5%, 2/15/33 - 6/15/40 ........................ 205,254,292 233,696,598
GNMA I, Single-family, 30 Year, 5.5%, 5/15/28 - 2/15/40 ...................... 88,718,400 101,576,201
GNMA I, Single-family, 30 Year, 6%, 10/15/23 - 2/15/39 ....................... 73,630,268 84,939,483
GNMA I, Single-family, 30 Year, 6.5%, 5/15/23 - 8/15/37 ...................... 27,864,036 31,434,400
GNMA I, Single-family, 30 Year, 7%, 4/15/22 - 9/15/32 ........................ 12,042,315 12,976,221
GNMA I, Single-family, 30 Year, 7.25%, 12/15/25 - 1/15/26 ..................... 60,846 62,140
GNMA I, Single-family, 30 Year, 7.5%, 1/15/22 - 7/15/31 ...................... 2,765,228 2,892,979
GNMA I, Single-family, 30 Year, 7.7%, 10/15/21 ............................. 5,419 5,439
GNMA I, Single-family, 30 Year , 8%, 4/15/21 - 9/15/30 ........................ 1,419,208 1,458,977
GNMA I, Single-family, 30 Year, 8.5%, 4/15/21 - 5/15/25 ...................... 159,242 162,032
GNMA I, Single-family, 30 Year, 9%, 10/15/20 - 7/15/23 ....................... 77,287 78,148
GNMA I, Single-family, 30 Year, 9.5%, 7/15/20 - 8/15/22 ...................... 38,799 38,951
GNMA I, Single-family, 30 Year, 10%, 8/15/20 - 2/15/25 ....................... 13,735 13,761
GNMA I, Single-family, 30 Year, 10.5%, 10/15/20 ............................ 112 113
GNMA II, 30 Year, 4.5%, 5/20/34 - 6/20/41 ................................. 6,552,972 7,198,612
GNMA II, 30 Year, 6%, 3/20/34 - 9/20/34 .................................. 2,182,311 2,408,718
GNMA II, 30 Year, 6.5%, 9/20/31 - 3/20/34 ................................. 1,819,774 2,175,419
GNMA II, 30 Year, 7%, 7/20/32 ......................................... 496,080 602,604
GNMA II, 30 Year, 7.5%, 10/20/24 ....................................... 47,685 49,895
GNMA II, 30 Year, 8%, 12/20/28 ........................................ 98,288 112,602
GNMA II, Single-family, 30 Year, 2.5%, 6/20/50 ............................. 151,000,000 159,137,985
GNMA II, Single-family, 30 Year, 3%, 10/20/44 .............................. 40,860,263 43,867,558
GNMA II, Single-family, 30 Year, 3%, 12/20/44 .............................. 28,590,496 30,585,070
GNMA II, Single-family, 30 Year, 3%, 5/20/45 ............................... 42,559,935 45,425,246
GNMA II, Single-family, 30 Year, 3%, 6/20/45 ............................... 16,955,654 18,091,459
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ............................... 61,567,474 65,551,669
GNMA II, Single-family, 30 Year, 3%, 9/20/47 ............................... 49,519,201 52,557,602
GNMA II, Single-family, 30 Year, 3%, 10/20/47 .............................. 84,821,446 90,026,376
GNMA II, Single-family, 30 Year, 3%, 4/20/48 ............................... 15,469,042 16,426,953
GNMA II, Single-family, 30 Year, 3%, 12/20/49 .............................. 101,323,600 107,540,616
GNMA II, Single-family, 30 Year, 3%, 2/20/50 ............................... 102,844,609 109,154,952
GNMA II, Single-family, 30 Year, 3%, 5/20/50 ............................... 427,113,306 453,468,437
GNMA II, Single-family, 30 Year, 3%, 6/20/50 ............................... 243,827,974 259,008,652
GNMA II, Single-family, 30 Year, 3%, 2/20/45 - 1/20/50 ....................... 50,894,233 54,150,417
GNMA II, Single-family, 30 Year, 3.5%, 7/20/42 ............................. 69,872,330 76,013,682
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............................. 85,916,459 93,468,306
GNMA II, Single-family, 30 Year, 3.5%, 10/20/42 ............................ 17,757,407 19,318,265

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 3.5%, 11/20/42 ............................ $ 14,922,567 $ 16,234,246
GNMA II, Single-family, 30 Year, 3.5%, 4/20/43 ............................. 18,113,925 19,706,228
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............................. 24,731,406 26,935,931
GNMA II, Single-family, 30 Year, 3.5%, 6/20/43 ............................. 28,517,702 31,013,625
GNMA II, Single-family, 30 Year, 3.5%, 8/20/43 ............................. 19,658,389 21,333,874
GNMA II, Single-family, 30 Year , 3.5%, 9/20/47 ............................. 469,997,336 500,484,973
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 ............................ 466,667,050 496,761,022
GNMA II, Single-family, 30 Year, 3.5%, 2/20/50 ............................. 100,302,009 106,213,201
GNMA II, Single-family, 30 Year, 3.5%, 5/20/50 ............................. 27,922,826 29,594,238
GNMA II, Single-family, 30 Year, 3.5%, 10/20/40 - 1/20/49 ..................... 39,680,426 43,134,877
GNMA II, Single-family, 30 Year, 4%, 11/20/40 .............................. 23,806,668 26,256,746
GNMA II, Single-family, 30 Year, 4%, 1/20/41 ............................... 15,741,889 17,364,112
GNMA II, Single-family, 30 Year, 4%, 7/20/41 ............................... 18,977,894 20,930,147
GNMA II, Single-family, 30 Year, 4%, 9/20/41 ............................... 22,566,982 24,889,556
GNMA II, Single-family, 30 Year, 4%, 10/20/41 .............................. 27,911,091 30,786,387
GNMA II, Single-family, 30 Year, 4%, 11/20/41 .............................. 25,822,681 28,487,797
GNMA II, Single-family, 30 Year, 4%, 2/20/44 ............................... 16,135,454 17,751,008
GNMA II, Single-family, 30 Year, 4%, 5/20/47 ............................... 118,937,399 127,876,819
GNMA II, Single-family, 30 Year, 4%, 11/20/49 .............................. 54,265,049 58,009,633
GNMA II, Single-family, 30 Year, 4%, 12/20/49 .............................. 220,851,077 235,202,433
GNMA II, Single-family, 30 Year, 4%, 5/20/40 - 2/20/44 ....................... 31,153,233 34,351,605
GNMA II, Single-family, 30 Year, 4.5%, 12/20/39 ............................ 16,032,270 17,611,819
GNMA II, Single-family, 30 Year, 4.5%, 5/20/41 ............................. 20,784,514 22,830,205
GNMA II, Single-family, 30 Year, 4.5%, 6/20/41 ............................. 24,971,777 27,426,817
GNMA II, Single-family, 30 Year, 4.5%, 7/20/41 ............................. 27,667,224 30,930,153
GNMA II, Single-family, 30 Year , 4.5%, 9/20/41 ............................. 37,626,248 41,332,766
GNMA II, Single-family, 30 Year, 4.5%, 10/20/41 ............................ 27,848,656 30,593,330
GNMA II, Single-family, 30 Year, 4.5%, 5/20/33 - 2/20/44 ...................... 48,412,113 53,144,846
GNMA II, Single-family, 30 Year, 5%, 9/20/33 ............................... 15,896,858 18,006,634
GNMA II, Single-family, 30 Year, 5%, 7/20/33 - 9/20/41 ....................... 54,033,627 61,083,499
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 - 4/20/40 ...................... 61,161,048 70,501,426
GNMA II, Single-family, 30 Year, 6%, 10/20/23 - 7/20/39 ...................... 44,368,298 51,251,537
GNMA II, Single-family, 30 Year, 6.5%, 6/20/24 - 1/20/39 ...................... 13,778,869 16,101,070
GNMA II, Single-family, 30 Year, 7%, 2/20/28 - 7/20/33 ....................... 3,612,445 4,325,960
GNMA II, Single-family, 30 Year, 7.5%, 10/20/22 - 4/20/32 ..................... 636,766 729,997
GNMA II, Single-family, 30 Year, 8%, 5/20/24 - 6/20/30 ....................... 260,950 304,162
GNMA II, Single-family, 30 Year, 8.5%, 7/20/21 - 6/20/25 ...................... 25,319 25,598
GNMA II, Single-family, 30 Year, 9%, 10/20/21 - 11/20/21 ...................... 5,322 5,391
GNMA II, Single-family, 30 Year, 9.5%, 11/20/20 - 4/20/25 ..................... 13,794 13,845
GNMA II, Single-family, 30 Year, 10%, 11/20/20 - 3/20/21 ...................... 4,470 4,491
GNMA II, Single-family, 30 Year, 10.5%, 12/20/20 - 1/20/21 .................... 2,870 2,875
GNMA II, Single-family, 30 Year, 11%, 1/20/21 .............................. 183 183
4,947,909,090
Total Mortgage-Backed Securities (Cost $4,776,194,376) .........................
4,947,909,090
Total Long Term Investments (Cost $4,795,256,070) .............................
4,971,039,705
a
a a a a

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 44 .
Short Term Investments 1.8%
a a
Shares
a
Value
a
Money Market Funds 1.8%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 92,853,763 $ 92,853,763
Total Money Market Funds (Cost $92,853,763) ..................................
92,853,763
a
Total Investments (Cost $4,888,109,833) 99.8% ..................................
$5,063,893,468
Other Assets, less Liabilities 0.2% .............................................
10,139,477
Net Assets 100.0% ...........................................................
$5,074,032,945
a
See Note 7 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Statement of Investments (unaudited), June 30, 2020
Franklin Utilities Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks 99.7%
Diversified Telecommunication Services 0.5%
TELUS Corp. ........................................ Canada 2,000,000 $ 33,545,726
Electric Utilities 55.3%
Alliant Energy Corp. ................................... United States 3,856,870 184,512,661
American Electric Power Co., Inc. ......................... United States 3,000,000 238,920,000
Duke Energy Corp. .................................... United States 2,800,000 223,692,000
Edison International ................................... United States 4,000,000 217,240,000
Emera, Inc. .......................................... Canada 2,200,000 86,570,660
Entergy Corp. ........................................ United States 2,100,000 197,001,000
Evergy , Inc. .......................................... United States 2,400,000 142,296,000
Eversource Energy .................................... United States 2,500,000 208,175,000
Exelon Corp. ......................................... United States 6,800,000 246,772,000
FirstEnergy Corp. ..................................... United States 4,400,000 170,632,000
NextEra Energy, Inc. ................................... United States 2,600,000 624,442,000
OGE Energy Corp. .................................... United States 1,400,000 42,504,000
a
PG&E Corp. ......................................... United States 5,000,000 44,350,000
Pinnacle West Capital Corp. ............................. United States 1,900,000 139,251,000
PNM Resources, Inc. .................................. United States 2,600,070 99,946,691
PPL Corp. ........................................... United States 2,200,000 56,848,000
Southern Co. (The) .................................... United States 4,000,000 207,400,000
Xcel Energy, Inc. ...................................... United States 3,090,000 193,125,000
3,323,678,012
Gas Utilities 3.0%
Atmos Energy Corp. ................................... United States 250,000 24,895,000
New Jersey Resources Corp. ............................ United States 1,000,000 32,650,000
Southwest Gas Holdings, Inc. ............................ United States 1,000,000 69,050,000
Spire, Inc. ........................................... United States 800,000 52,568,000
179,163,000
Independent Power and Renewable Electricity Producers 1.0%
Clearway Energy, Inc., C ................................ United States 2,537,458 58,513,781
Multi-Utilities 32.4%
Ameren Corp. ........................................ United States 1,668,250 117,378,070
Black Hills Corp. ...................................... United States 784,393 44,443,707
CenterPoint Energy, Inc. ................................ United States 6,500,000 121,355,000
CMS Energy Corp. .................................... United States 5,000,000 292,100,000
Consolidated Edison, Inc. ............................... United States 1,100,000 79,123,000
Dominion Energy, Inc. .................................. United States 4,250,000 345,015,000
DTE Energy Co. ...................................... United States 1,900,000 204,250,000
E.ON SE ............................................ Germany 8,000,000 90,293,389
National Grid plc ...................................... United Kingdom 5,999,933 73,198,602
NiSource, Inc. ........................................ United States 4,065,416 92,447,560
NorthWestern Corp. ................................... United States 1,000,000 54,520,000
Public Service Enterprise Group, Inc. ...................... United States 2,100,000 103,236,000
Sempra Energy ....................................... United States 1,988,900 233,158,747
WEC Energy Group, Inc. ................................ United States 1,100,000 96,415,000
1,946,934,075
Oil, Gas & Consumable Fuels 3.0%
a
Cheniere Energy, Inc. .................................. United States 1,200,000 57,984,000
Kinder Morgan, Inc. .................................... United States 600,000 9,102,000
Origin Energy Ltd. ..................................... Australia 7,000,000 28,480,592
Williams Cos., Inc. (The) ................................ United States 4,400,000 83,688,000
179,254,592

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Utilities Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 44 .
a a
Country Shares
a
Value
a
Common Stocks
(continued)
Water Utilities 4.5%
American Water Works Co., Inc. .......................... United States 1,300,000 $ 167,258,000
Essential Utilities, Inc. .................................. United States 1,750,000 73,920,000
United Utilities Group plc ................................ United Kingdom 3,000,000 33,708,849
274,886,849
Total Common Stocks (Cost $3,399,626,702) ....................................
5,995,976,035
Principal
Amount
*
a a a a a
Corporate Bonds 0.1%
Electric Utilities 0.1%
Evergy Missouri West, Inc., Senior Bond, 8.27%, 11/15/21 ....... United States 6,100,000 6,654,464
Total Corporate Bonds (Cost $6,091,114) .......................................
6,654,464
Total Long Term Investments (Cost $3,405,717,816) .............................
6,002,630,499
a
Short Term Investments 0.9%
a a
Country Shares
a
Value
a
Money Market Funds 0.9%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 53,344,746 53,344,746
Total Money Market Funds (Cost $53,344,746) ..................................
53,344,746
Total Short Term Investments (Cost $53,344,746 ) ................................
53,344,746
a
Total Investments (Cost $3,459,062,562) 100.7% ................................
$6,055,975,245
Other Assets, less Liabilities (0.7)% ...........................................
(42,844,620)
Net Assets 100.0% ...........................................................
$6,013,130,625
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 7 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

1. Organization
Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At June 30, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures contracts primarily to manage exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. The Funds did not hold any futures contracts at period end.
Certain or all Funds entered into credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the
2. Financial Instrument Valuation
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss. The Funds did not hold any credit default swap contracts at period end.
Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk.
An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
The following Fund has invested in derivatives during the period.
Franklin Income Fund – Futures, options and swaps
4. Mortgage Dollar Rolls
Franklin U.S. Government Securities Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
3. Derivative Financial Instruments
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

6. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended June 30, 2020, investments in “affiliated companies” were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount
*
Held
at End
of Period
Investment
Income
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Chesapeake Energy Corp. .. $325,710,000 $— $(159,935,764) $ (334,910,619) $ 169,136,383 $ —
a
— $ —
Chesapeake Energy Corp.,
Convertible Preferred, 5.75% $44,721,438 $— $(2,811,237) (65,365,704) —
b
—
b
—
b
3,248,175
Weatherford International plc . $— $331,232,648
c
$(2,940,341) (4,892,313) (294,440,994) 28,959,000 14,700,000 —
Interest
Chesapeake Energy Corp.,
Senior Bond, 8%, 6/15/27 . $135,500,000 $14,777,377
c
$(139,196,735)
c
$ — $ (11,080,642) $ —
a
— $ 4,468,444
Chesapeake Energy Corp.,
Senior Note, 8%, 1/15/25 .. $396,487,500 $30,022,467
c
$(357,006,250)
c
— (69,503,717) —
a
— 11,243,333
Chesapeake Energy Corp.,
Senior Note, 7.5%, 10/01/26 $88,502,000 $114,424
c
$(66,260,220)
c
— (22,356,204) —
a
— 2,099,500
Chesapeake Energy Corp.,
Senior Note, 144A, 8%,
3/15/26 .............. $448,500,000 $7,914,472
c
$(399,497,205)
c
— (56,917,267) —
a
— 11,542,588
Chesapeake Energy Corp.,
Senior Note, 5.5%, 9/15/26 $6,075,000 $103,470,594
c
$(5,887,500) (10,437,322) —
b
—
b
—
b
5,496,166
Chesapeake Energy Corp.,
Senior Note, 7%, 10/01/24 . $212,871,889 $77,873,416
c
$(8,570,175) (21,786,042) —
b
—
b
—
b
14,270,279
Total Affiliated Securities
(Value is 0.0% of Net Assets) $1,658,367,827 $565,405,398 $(1,142,105,427) (437,39 2 , 000 ) (285 , 162 , 441 ) $28,959,000 $52,368,485
a
As of June 30, 2020, no longer held by the fund.
b
As of June 30, 2020, no longer an affiliate.
c
May include accretion, amortization, partnership adjustments, and/or corporate actions.

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

7. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2020, investments in affiliated management investment companies were as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Dyna Te ch Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $439,351,721 $2,211,220,870 $(2,384,665,804) $ — $ — $ 265,906,787 265,906,787 $ 1,899,425
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $219,632,000 $(158,378,000) $ — $ — $ 61,254,000 61,254,000 $ 167,998
Total Affiliated Securities .... $439,351,721 $2,430,852,870 $(2,543,043,804) $— $— $327,160,787 $2,067,423
Franklin Focused Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $116,522 $13,946,772 $(11,225,637) — — 2,837,657 2,837,657 855
Total Affiliated Securities .... $116,522 $13,946,772 $(11,225,637) $— $— $2,837,657 $855
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $195,726,982 $1,290,769,509 $(1,340,316,697) — — 146,179,794 146,179,794 1,295,768
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $224,308,000 $(224,308,000) — — — — 40,951
Total Affiliated Securities .... $195,726,982 $1,515,077,509 $(1,564,624,697) $— $— $146,179,794 $1,336,719

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $1,386,045,053 $23,156,755,202 $(22,086,538,575) $ — $ — $ 2,456,261,680 2,456,261,680 $ 18,671,113
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $23,902,000 $26,115,000 $(50,017,000) $ — $ — $ — — $ 81,781
Total Affiliated Securities .... $1,409,947,053 $23,182,870,202 $(22,136,555,575) $— $— $2,456,261,680 $18,752,894
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $86,808,469 $1,027,120,854 $(1,021,075,560) — — 92,853,763 92,853,763 887,173
Total Affiliated Securities .... $86,808,469 $1,027,120,854 $(1,021,075,560) $— $— $92,853,763 $887,173
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $35,371,057 $588,362,380 $(570,388,691) — — 53,344,746 53,344,746 172,866
Total Affiliated Securities .... $35,371,057 $588,362,380 $(570,388,691) $— $— $53,344,746 $172,866
7. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

A summary of inputs used as of June 30, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 55,996,500 $ — $ — $ 55,996,500
Automobiles .......................... 64,788,600 — — 64,788,600
Biotechnology ......................... 249,861,916 56,267,858 — 306,129,774
Capital Markets ........................ 460,156,500 — — 460,156,500
Diversified Consumer Services ............ 43,719,000 — — 43,719,000
Electric Utilities ........................ 84,059,500 — — 84,059,500
Electronic Equipment, Instruments &
Components ........................ 167,847,000 54,478,001 — 222,325,001
Entertainment ......................... 336,457,750 — — 336,457,750
Equity Real Estate Investment Trusts (REITs) . 577,686,853 — — 577,686,853
Health Care Equipment & Supplies ......... 1,081,066,100 28,838,315 — 1,109,904,415
Health Care Providers & Services .......... 67,103,000 — — 67,103,000
Health Care Technology ................. 415,753,500 — — 415,753,500
Industrial Conglomerates ................ 135,891,000 — — 135,891,000
Insurance ............................ 8,168,925 — — 8,168,925
Interactive Media & Services .............. 794,355,634 202,356,404 — 996,712,038
Internet & Direct Marketing Retail .......... 1,688,337,200 97,122,009 — 1,785,459,209
IT Services ........................... 2,291,946,073 4,318,144 — 2,296,264,217
Life Sciences Tools & Services ............ 339,458,400 163,348,382 — 502,806,782
Machinery ............................ 27,064,000 — — 27,064,000
Media ............................... 142,646,500 — — 142,646,500
Pharmaceuticals ....................... 88,279,000 135,291,247 — 223,570,247
Professional Services ................... 270,754,000 — — 270,754,000
Road & Rail .......................... 777,000 — — 777,000
Semiconductors & Semiconductor Equipment . 848,067,750 — — 848,067,750
Software ............................. 3,576,783,094 8,164,786 — 3,584,947,880
Specialty Retail ........................ 23,244,000 — — 23,244,000
Technology Hardware, Storage & Peripherals . 145,920,000 — — 145,920,000
Textiles, Apparel & Luxury Goods .......... 29,415,000 — — 29,415,000
Short Term Investments ................... 327,160,787 15,303,610 — 342,464,397
Total Investments in Securities ........... $14,342,764,582 $765,488,756 $— $15,108,253,338
Franklin Focused Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Automobiles .......................... 174,929 — — 174,929
Capital Markets ........................ 327,811 — — 327,811
Electric Utilities ........................ 511,082 — — 511,082
Entertainment ......................... 642,226 — — 642,226
Equity Real Estate Investment Trusts (REITs) . 518,952 — — 518,952
Food & Staples Retailing ................. 446,325 — — 446,325
Health Care Equipment & Supplies ......... 2,031,243 — — 2,031,243
Health Care Technology ................. 574,095 — — 574,095
Industrial Conglomerates ................ 444,946 — — 444,946
Interactive Media & Services .............. 1,467,300 576,954 — 2,044,254
Internet & Direct Marketing Retail .......... 3,163,161 — — 3,163,161
IT Services ........................... 3,644,022 — — 3,644,022
Life Sciences Tools & Services ............ 242,950 225,093 — 468,043
Media ............................... 499,329 — — 499,329
Personal Products ..................... 430,945 — — 430,945
Professional Services ................... 481,902 — — 481,902
8. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Franklin Focused Growth Fund (continued)
Assets:
Common Stocks:
Road & Rail .......................... $ 193,597 $ — $ — $ 193,597
Semiconductors & Semiconductor Equipment . 1,080,978 — — 1,080,978
Software ............................. 4,622,497 — — 4,622,497
Specialty Retail ........................ 10,428 — — 10,428
Textiles, Apparel & Luxury Goods .......... 336,116 — — 336,116
Short Term Investments ................... 2,837,657 — — 2,837,657
Total Investments in Securities ........... $24,682,491 $802,047 $— $25,484,538
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 864,060,930 — — 864,060,930
Auto Components ...................... 1,157,891 — — 1,157,891
Beverages ........................... 471,023,060 — — 471,023,060
Biotechnology ......................... 480,524,248 — — 480,524,248
Building Products ...................... 167,719,042 — — 167,719,042
Capital Markets ........................ 488,052,185 — — 488,052,185
Chemicals ........................... 550,697,582 — — 550,697,582
Commercial Services & Supplies ........... 52,873,020 — — 52,873,020
Construction Materials .................. 81,792,837 — — 81,792,837
Consumer Finance ..................... 56,542,517 — — 56,542,517
Diversified Financial Services ............. 48,915,900 — — 48,915,900
Electric Utilities ........................ 122,019,569 — — 122,019,569
Electrical Equipment .................... 61,926,528 — — 61,926,528
Electronic Equipment, Instruments &
Components ........................ 385,935,237 — — 385,935,237
Entertainment ......................... 192,313,045 — — 192,313,045
Equity Real Estate Investment Trusts (REITs) . 335,123,779 — — 335,123,779
Food Products ........................ 110,619,488 — — 110,619,488
Health Care Equipment & Supplies ......... 1,074,719,148 — — 1,074,719,148
Health Care Providers & Services .......... 186,426,437 — — 186,426,437
Health Care Technology ................. 13,971,432 — — 13,971,432
Hotels, Restaurants & Leisure ............. 65,746,098 — — 65,746,098
Interactive Media & Services .............. 734,455,728 — — 734,455,728
Internet & Direct Marketing Retail .......... 1,104,239,479 — — 1,104,239,479
IT Services ........................... 1,087,237,038 — — 1,087,237,038
Life Sciences Tools & Services ............ 774,773,449 18,513,355 — 793,286,804
Machinery ............................ 559,542,651 — — 559,542,651
Media ............................... 171,543,723 — — 171,543,723
Personal Products ..................... 8,437,770 — — 8,437,770
Pharmaceuticals ....................... 930,819,540 — — 930,819,540
Professional Services ................... 649,397,018 — — 649,397,018
Road & Rail .......................... 755,543,174 — — 755,543,174
Semiconductors & Semiconductor Equipment . 797,827,012 — — 797,827,012
Software ............................. 2,361,033,441 — — 2,361,033,441
Technology Hardware, Storage & Peripherals . 1,045,905,312 — — 1,045,905,312
Textiles, Apparel & Luxury Goods .......... 184,952,892 — — 184,952,892
Trading Companies & Distributors .......... 116,589,060 — — 116,589,060
Water Utilities ......................... 89,151,473 — — 89,151,473
Short Term Investments ................... 146,179,794 — — 146,179,794
Total Investments in Securities ........... $17,329,788,527 $18,513,355 $— $17,348,301,882
8. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Franklin Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 308,100,000 $ — $ — $ 308,100,000
Air Freight & Logistics ................... 333,540,000 — — 333,540,000
Automobiles .......................... 303,600,000 — — 303,600,000
Banks ............................... 2,111,066,266 282,148,289 — 2,393,214,555
Beverages ........................... 843,580,000 — — 843,580,000
Capital Markets ........................ 362,250,000 — — 362,250,000
Chemicals ........................... 181,095,000 533,561,230 — 714,656,230
Communications Equipment .............. 93,280,000 — — 93,280,000
Diversified Telecommunication Services ..... 1,262,212,439 83,888,735 — 1,346,101,174
Electric Utilities ........................ 1,509,116,673 — — 1,509,116,673
Energy Equipment & Services ............. 28,959,000 — — 28,959,000
Entertainment ......................... 106,492,050 — — 106,492,050
Equity Real Estate Investment Trusts (REITs) . 156,455,000 — — 156,455,000
Health Care Providers & Services .......... 162,425,000 — — 162,425,000
Hotels, Restaurants & Leisure ............. 110,682,000 — — 110,682,000
Household Products .................... 753,291,000 — — 753,291,000
Industrial Conglomerates ................ 433,770,000 — — 433,770,000
Insurance ............................ 438,240,000 — — 438,240,000
IT Services ........................... 120,770,000 — — 120,770,000
Media ............................... 292,350,000 — — 292,350,000
Metals & Mining ....................... 542,137,000 — — 542,137,000
Multiline Retail ........................ 250,054,050 — — 250,054,050
Multi-Utilities .......................... 1,468,750,000 — — 1,468,750,000
Oil, Gas & Consumable Fuels ............. 2,324,665,000 — — 2,324,665,000
Personal Products ..................... — 161,816,677 — 161,816,677
Pharmaceuticals ....................... 1,860,414,080 987,900,706 — 2,848,314,786
Road & Rail .......................... 338,140,000 — — 338,140,000
Semiconductors & Semiconductor Equipment . 824,360,300 — — 824,360,300
Software ............................. 238,759,000 — — 238,759,000
Tobacco ............................. 280,240,000 — — 280,240,000
Wireless Telecommunication Services ....... — 79,484,810 — 79,484,810
Equity-Linked Securities ................... — 12,629,243,985 — 12,629,243,985
Convertible Preferred Stocks :
Banks ............................... 412,631,204 — — 412,631,204
Electric Utilities ........................ 237,902,500 — — 237,902,500
Health Care Equipment & Supplies ......... 53,681,500 — — 53,681,500
Machinery ............................ 69,987,092 — — 69,987,092
Multi-Utilities .......................... 121,479,140 — — 121,479,140
Semiconductors & Semiconductor Equipment . 468,027,000 — — 468,027,000
Thrifts & Mortgage Finance ............... — 99,875,000 — 99,875,000
Wireless Telecommunication Services ....... — 38,270,625 — 38,270,625
Preferred Stocks ........................ 150,377,600 — — 150,377,600
Convertible Bonds :
Airlines .............................. — 72,361,860 — 72,361,860
Oil, Gas & Consumable Fuels ............. — — 8,134,360 8,134,360
Corporate Bonds ........................ — 19,974,224,620 — 19,974,224,620
Index-Linked Notes ...................... — 162,144,750 — 162,144,750
Senior Floating Rate Interests ............... — 200,487,658 — 200,487,658
U.S. Government and Agency Securities ....... — 5,173,590,819 — 5,173,590,819
Mortgage-Backed Securities ................ — 1,705,598,779 — 1,705,598,779
Escrows and Litigation Trusts ............... — — —
a
—
Options purchased ....................... 120,150,000 — — 120,150,000
8. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Income Fund (continued)
Assets:
Short Term Investments ................... $ 2,456,261,680 — — $ 2,456,261,680
Total Investments in Securities ........... $22,129,291,574 $42,184,598,543 $8,134,360 $64,322,024,477
Liabilities:
Other Financial Instruments:
Options written .......................... $ 75,029,550 $ — $ — $ 75,029,550
Total Other Financial Instruments ......... $75,029,550 $— $— $75,029,550
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
U.S. Government and Agency Securities ....... — 23,130,615 — 23,130,615
Mortgage-Backed Securities ................ — 4,947,909,090 — 4,947,909,090
Short Term Investments ................... 92,853,763 — — 92,853,763
Total Investments in Securities ........... $92,853,763 $4,971,039,705 $— $5,063,893,468
Franklin Utilities Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Telecommunication Services ..... — 33,545,726 — 33,545,726
Electric Utilities ........................ 3,323,678,012 — — 3,323,678,012
Gas Utilities .......................... 179,163,000 — — 179,163,000
Independent Power and Renewable Electricity
Producers .......................... 58,513,781 — — 58,513,781
Multi-Utilities .......................... 1,783,442,084 163,491,991 — 1,946,934,075
Oil, Gas & Consumable Fuels ............. 150,774,000 28,480,592 — 179,254,592
Water Utilities ......................... 241,178,000 33,708,849 — 274,886,849
Corporate Bonds ........................ — 6,654,464 — 6,654,464
Short Term Investments ................... 53,344,746 — — 53,344,746
Total Investments in Securities ........... $5,790,093,623 $265,881,622 $— $6,055,975,245
a
Includes securities determined to have no value at June 30, 2020.
8. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

Abbreviations
Selected Portfolio
ADR American Depositary Receipt
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
LIBOR London Inter-Bank Offered Rate
NYRS New York Registry Shares
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.